UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 39.7% of Net Assets

Non-Convertible Bonds – 38.6%
	Argentina – 0.2%
$570,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	$296,400

	Australia – 0.1%
230,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	168,997

	Austria – 0.2%
30,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010, (JPY)	335,448
95,000	Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	63,329
		398,777

	Bermuda – 0.1%
385,000	Noble Group Ltd., 8.500%, 5/30/2013, 144A	265,650

	Brazil – 0.5%
2,147,810	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2010, (BRL)	894,682
36,000	Brazilian Government International Bond, 7.125%, 1/20/2037	40,860
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	100,300
		1,035,842

	Canada – 0.2%
100,000	Bombardier, Inc., 7.250%, 11/15/2016, (EUR), 144A	83,403
200,000	Canadian Government, 4.500%, 6/01/2015, (CAD)	184,850
25,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	20,272
50,000	Nortel Networks Ltd., 6.875%, 9/01/2023	3,000
180,000	Shaw Communications, Inc., 6.150%, 5/09/2016, (CAD)	134,676
		426,201

	Cayman Islands – 0.6%
360,000	DASA Finance Corp., 8.750%, 5/29/2018, 144A	272,700
370,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	264,550
100,000	LPG International, Inc., 7.250%, 12/20/2015	90,000
175,000	Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A	140,000
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	486,527
		1,253,777

	Colombia – 0.2%
40,000	Republic of Colombia, 8.125%, 5/21/2024	42,800
20,000,000	Republic of Colombia, 9.850%, 6/28/2027, (COP)	8,847
47,000,000	Republic of Colombia, 11.750%, 3/01/2010, (COP)	21,560
685,000,000	Republic of Colombia, 12.000%, 10/22/2015, (COP)	334,951
		408,158

	France – 0.5%
110,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	102,447
100,000	BNP Paribas, (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	90,576
35,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	31,332
250,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	241,605
35,000	PPR SA, EMTN, 4.000%, 1/29/2013, (EUR)	41,495
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	286,197
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	28,796
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	72,568
200,000	Wendel, 4.875%, 5/26/2016, (EUR)	145,200
		1,040,216

	Germany – 1.0%
42,000,000	Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014, (JPY)	463,159
30,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010, (JPY)	337,728
12,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	127,783
740,000	Republic of Germany, 4.000%, 1/04/2037, (EUR)	1,102,122
		2,030,792

	Hong Kong – 0.2%
410,000	HKCG Finance Ltd., 6.250%, 8/07/2018, 144A	429,227

	India – 0.2%
500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	333,167
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	52,511
		385,678

	Indonesia – 0.3%
700,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	581,000

	Ireland – 0.2%
100,000	Depfa ACS Bank, EMTN, 4.875%, 5/21/2019, (EUR)	128,352
555,000	Elan Financial PLC, 7.750%, 11/15/2011	327,450
		455,802

	Italy – 0.1%
150,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	149,379

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)

	Italy – continued
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	$107,877
		257,256

	Japan – 1.0%
32,000,000	Japan Finance Corp. for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	360,095
40,000,000	Japan Finance Corp. for Small and Medium Enterprises, 1.100%, 9/20/2011, (JPY)	440,595
105,000,000	Japan Government, 0.900%, 9/15/2009, (JPY)	1,159,605
		1,960,295

	Korea – 0.3%
460,000	Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A	377,200
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	116,537
		493,737

	Luxembourg – 0.1%
125,000	Telecom Italia Capital, 6.000%, 9/30/2034	86,250
10,000	Telecom Italia Capital, 6.375%, 11/15/2033	7,000
		93,250

	Malaysia – 0.0%
200,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	66,000

	Mexico – 0.6%
340,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	231,200
295,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	212,400
100,000(††)	Mexican Bonos, Series MI7, 9.000%, 12/24/2009, (MXN)	730,404
106,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	102,820
		1,276,824

	Netherlands – 0.5%
50,000	Bite Finance International, 6.829%, 3/15/2014, (EUR), 144A(b)	20,156
150,000	Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	92,118
150,000	Koninklijke KPN NV, GMTN, 4.750%, 1/17/2017, (EUR)	185,640
100,000	Majapahit Holding BV, 7.250%, 6/28/2017, 144A	52,000
385,000	Netherlands Government Bond, 4.000%, 1/15/2037, (EUR)	558,122
50,000	OI European Group BV, 6.875%, 3/31/2017, (EUR), 144A	50,737
		958,773

	Norway – 0.4%
4,000,000	Norway Government Bond, 5.500%, 5/15/2009, (NOK)	574,005
955,000	Norway Government Bond, 6.500%, 5/15/2013, (NOK)	154,540
		728,545

	Poland – 0.3%
1,700,000	Poland Government Bond, 5.750%, 3/24/2010, (PLN)	574,784

	South Africa – 0.3%
130,000	Edcon Proprietary Ltd., 6.579%, 6/15/2014, (EUR), 144A(b)	72,283
450,000	Edcon Proprietary Ltd., 6.579%, 6/15/2014, (EUR)(b)	250,209
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	297,400
		619,892

	Spain – 0.2%
100,000	Santander Issuances SA Unipersonal, (fixed rate to 9/30/2014, variable rate thereafter), 4.500%, 9/30/2019, (EUR)	113,352
150,000	Santander Issuances SA Unipersonal, EMTN, (fixed rate to 5/29/2014, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	179,075
		292,427

	Supranational – 1.3%
190,000,000	Asia Development Bank, 2.350%, 6/21/2027, (JPY)	2,077,414
42,000,000	European Investment Bank, 1.250%, 9/20/2012, (JPY)	464,056
		2,541,470

	Thailand – 0.1%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	119,163
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	36,110
		155,273

	United Arab Emirates – 0.4%
400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	285,024
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	343,077
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	257,534
		885,635

	United Kingdom – 0.4%
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	72,662
100,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	113,733
165,000	Lloyds TSB Bank PLC, (fixed rate to 5/12/2017, variable rate thereafter), 4.385%, 5/29/2049, (EUR)	131,399
250,000	Standard Chartered Bank, EMTN, 5.875%, 9/26/2017, (EUR)	287,707
65,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	102,329
		707,830

	United States – 27.7%
500,000	Albertson’s, Inc., 7.450%, 8/01/2029	322,500
50,000	Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	26,500
15,000	Amkor Technology, Inc., 7.750%, 5/15/2013	8,550

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	$88,331
780,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	615,291
35,000	Anheuser Busch Cos., Inc., 6.500%, 5/01/2042	28,913
610,000	Anheuser-Busch Cos., Inc., 4.950%, 1/15/2014	559,804
105,000	Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	94,559
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	54,251
100,000	ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	50,471
325,000	AT&T, Inc., 6.500%, 9/01/2037	350,022
42,865	Atlas Air, Inc., Series B, 7.680%, 1/02/2014(c)	33,006
145,000	Avnet, Inc., 6.000%, 9/01/2015	111,032
310,000	Borden, Inc., 7.875%, 2/15/2023	37,200
410,000	Borden, Inc., 8.375%, 4/15/2016	41,000
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,250
30,000	Boston Scientific Corp., 6.400%, 6/15/2016	25,650
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	44,400
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	60,617
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 1.275%, 9/15/2015(b)	493,164
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 1.255%, 1/15/2016(b)(d)	1,727,001
250,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	208,507
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	11,475
70,000	Chesapeake Energy Corp., 6.875%, 1/15/2016	56,000
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	54,000
11,000	CIT Group, Inc., 5.400%, 2/13/2012	8,875
112,000	CIT Group, Inc., 5.400%, 3/07/2013	84,586
7,000	CIT Group, Inc., 5.400%, 1/30/2016	4,874
25,000	CIT Group, Inc., 5.600%, 4/27/2011	21,107
153,000	CIT Group, Inc., 5.800%, 10/01/2036	101,049
1,656,332	CIT Group, Inc., 12.000%, 12/18/2018	1,275,376
270,000	CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	211,256
50,000	CIT Group, Inc., EMTN, 5.500%, 12/20/2016, (GBP)	38,705
150,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	123,443
52,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	37,794
7,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	4,928
50,000	CIT Group, Inc., MTN, 4.250%, 3/17/2015, (EUR)	37,759
28,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	19,985
11,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	7,649
706,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	595,983
120,000	Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	160,824
5,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	550
820,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016	94,300
75,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	10,875
25,000	Colonial Realty LP, 6.050%, 9/01/2016	14,568
35,000	Comcast Corp., 5.650%, 6/15/2035	31,116
965,000	Comcast Corp., 6.950%, 8/15/2037	1,016,195
131,515	Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011	115,733
90,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	85,680
190,000	CSX Corp., 6.250%, 3/15/2018	174,757
265,000	Cummins, Inc., 5.650%, 3/01/2098	117,847
160,000	Cummins, Inc., 7.125%, 3/01/2028	124,419
10,000	D.R. Horton, Inc., 5.250%, 2/15/2015	6,300
364,401	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	184,023
367,866	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	209,684
50,000	Dillard’s, Inc., 6.625%, 1/15/2018	17,750
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	16,250
15,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	13,880
250,000	Exelon Corp., 4.900%, 6/15/2015	204,957
200,000	Federal National Mortgage Association, 2.290%, 2/19/2009, (SGD)	138,986

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$300,000	Florida Power & Light Co., 4.950%, 6/01/2035	$291,926
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	114,000
10,000	Ford Motor Co., 6.625%, 2/15/2028	2,200
1,750,000	Ford Motor Co., 6.625%, 10/01/2028	385,000
15,000	Ford Motor Co., 7.125%, 11/15/2025	3,525
595,000	Ford Motor Co., 7.450%, 7/16/2031	166,600
1,405,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	1,194,011
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,554,586
105,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	68,394
170,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	128,695
390,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	311,998
388,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	159,080
150,000	General Electric Capital Corp., 5.625%, 5/01/2018	151,087
8,000,000	General Electric Capital Corp., EMTN, 1.500%, 4/26/2012, (JPY)	76,117
13,000,000	General Electric Capital Corp., GMTN, 1.450%, 11/10/2011, (JPY)	129,764
100,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	97,886
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	730,528
45,000	General Motors Corp., 7.400%, 9/01/2025	6,750
710,000	General Motors Corp., 8.250%, 7/15/2023	106,500
3,015,000	General Motors Corp., 8.375%, 7/15/2033	489,937
115,000	Georgia Gulf Corp., 10.750%, 10/15/2016	27,600
3,375,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,058,750
35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	22,050
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	354,375
505,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	348,450
288,000	GMAC LLC, 6.000%, 12/15/2011	232,975
129,000	GMAC LLC, 6.625%, 5/15/2012	100,398
257,000	GMAC LLC, 6.750%, 12/01/2014	176,564
28,000	GMAC LLC, 6.875%, 9/15/2011	22,939
60,000	GMAC LLC, 6.875%, 8/28/2012	46,055
63,000	GMAC LLC, 7.000%, 2/01/2012	50,305
63,000	GMAC LLC, 7.250%, 3/02/2011	54,142
55,000	GMAC LLC, 7.500%, 12/31/2013	38,500
129,000	GMAC LLC, 8.000%, 12/31/2018	64,500
1,946,000	GMAC LLC, 8.000%, 11/01/2031	1,156,683
150,000	Goldman Sachs Group, Inc. (The), 4.426%, 5/23/2016, (EUR)(b)	141,146
150,000	Goldman Sachs Group, Inc. (The), 4.750%, 1/28/2014, (EUR)	173,523
1,190,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	1,063,959
605,000	Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014	544,881
170,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033	154,982
285,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	231,382
400,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	398,084
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	82,500
25,000	GTE Corp., 6.940%, 4/15/2028	23,134
20,000	HCA, Inc., 5.750%, 3/15/2014	12,100
55,000	HCA, Inc., 6.250%, 2/15/2013	34,375
90,000	HCA, Inc., 6.375%, 1/15/2015	54,900
15,000	HCA, Inc., 6.500%, 2/15/2016	9,225
40,000	HCA, Inc., 6.750%, 7/15/2013	25,200
225,000	HCA, Inc., 7.050%, 12/01/2027	95,128
245,000	HCA, Inc., 7.190%, 11/15/2015	135,701
90,000	HCA, Inc., 7.500%, 12/15/2023	42,269
250,000	HCA, Inc., 7.500%, 11/06/2033	116,250
1,295,000	HCA, Inc., 7.690%, 6/15/2025	569,800
395,000	HCA, Inc., 8.360%, 4/15/2024	181,700
125,000	HCA, Inc., 8.750%, 11/01/2010, (GBP)	148,088
110,000	HCA, Inc., MTN, 7.580%, 9/15/2025	50,814
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	33,254
395,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	244,345
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	183,300
25,000	Home Depot, Inc. (The), 5.400%, 3/01/2016	22,373

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$1,685,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	$1,321,212
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	78,750
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	29,925
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	33,600
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	21,000
300,000	iStar Financial, Inc., 5.875%, 3/15/2016	85,500
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	42,775
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	305,350
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	10,850
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	299,250
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,319
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	75,662
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	10,562
5,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	3,292
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,300
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	59,800
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	4,050
250,000	Kellwood Co., 7.625%, 10/15/2017(e)	22,500
150,000	Kraft Foods, Inc., 6.250%, 3/20/2015, (EUR)	209,925
1,800,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(f)	180
135,000	Lehman Brothers Holdings, Inc., (fixed rate to 5/03/2027, variable rate thereafter), MTN, 6.000%, 5/03/2032(f)	14
30,000	Lennar Corp., Series B, 5.125%, 10/01/2010	24,300
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	9,450
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	664,900
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	33,550
15,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	7,575
10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	5,800
155,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	62,000
130,000	MBNA Credit Card Master Note Trust, 4.150%, 9/19/2012, (EUR)	174,396
500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	172,599
150,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	132,329
90,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	87,853
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	272,103
1,400,000	Morgan Stanley, 5.375%, 10/15/2015	1,205,131
1,132,000	Morgan Stanley, 6.750%, 4/15/2011	1,113,804
300,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	247,285
500,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	406,619
950,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	788,482
610,000	Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018	535,147
100,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	74,000
80,000	News America, Inc., 6.150%, 3/01/2037	74,642
25,000	News America, Inc., 6.400%, 12/15/2035	23,106
925,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	388,500
140,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	59,500
230,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	96,600
250,000	NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	107,500
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026	2,100
1,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	930,000
50,000	Ohio Edison Co., 6.875%, 7/15/2036	45,379
150,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	162,636
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	409,177
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	350,821
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	35,600
950,000	Petrobras International Finance Co., 5.875%, 3/01/2018	854,050
200,000	Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015, (EUR)	271,129
50,000	Pulte Homes, Inc., 5.200%, 2/15/2015	34,000
540,000	Pulte Homes, Inc., 6.000%, 2/15/2035	275,400
695,000	Pulte Homes, Inc., 6.375%, 5/15/2033	368,350
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	874,425
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	390,000

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$266,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	37,500
560,000	Qwest Corp., 6.875%, 9/15/2033	333,200
115,000	Qwest Corp., 7.250%, 9/15/2025	77,050
58,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	7,830
50,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	6,750
60,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	8,100
18,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	2,700
735,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	110,250
305,000	R.H. Donnelley, Inc., 11.750%, 5/15/2015, 144A	74,725
155,000	RBS Capital Trust, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	94,026
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	63,503
20,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,467
515,000	Six Flags, Inc., 9.625%, 6/01/2014	77,250
1,600(†††)	SLM Corp., 6.000%, 12/15/2043	16,540
120,000	SLM Corp., MTN, 5.050%, 11/14/2014	79,859
30,000	SLM Corp., MTN, 5.125%, 8/27/2012	22,451
10,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	9,052
10,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	8,679
228,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	163,139
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	6,600
115,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	84,309
75,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	50,616
30,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	22,693
20,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	12,133
625,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	494,138
100,000	Southern Natural Gas Co., 7.350%, 2/15/2031	77,728
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	174,930
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	298,200
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	18,330
20,000	Tenet Healthcare Corp., 6.500%, 6/01/2012	15,200
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	129,850
23,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	16,388
240,000	Tennessee Gas Pipeline Co., 7.000%, 3/15/2027	185,292
750,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	573,852
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	264,619
10,000	Time Warner, Inc., 6.500%, 11/15/2036	9,066
395,000	Time Warner, Inc., 6.625%, 5/15/2029	350,283
160,000	Time Warner, Inc., 6.950%, 1/15/2028	147,560
115,000	Time Warner, Inc., 7.625%, 4/15/2031	113,023
75,000	Time Warner, Inc., 7.700%, 5/01/2032	75,092
105,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	75,436
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	135,000
200,000	Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	182,575
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	1,471,768
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	909,235
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	10,128
1,540,000	U.S. Treasury Note, 1.125%, 12/15/2011	1,546,858
515,000	U.S. Treasury Note, 2.625%, 5/31/2010(d)	530,550
2,320,000	United Rentals North America, Inc., 7.000%, 2/15/2014	1,415,200
840,000	United Rentals North America, Inc., 7.750%, 11/15/2013	546,000
770,000	United States Steel Corp., 6.650%, 6/01/2037	392,963
50,000	USG Corp., 6.300%, 11/15/2016	30,625
230,000	USG Corp., 9.000%, 1/15/2018	145,475
90,000	Verizon Communications, Inc., 5.850%, 9/15/2035	89,545
256,000	Verizon Communications, Inc., 6.100%, 4/15/2018	255,076
279,000	Verizon Communications, Inc., 6.400%, 2/15/2038	296,773
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	3,640
250,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	208,822
220,000	Verizon Wireless Capital LLC, 8.750%, 12/18/2015, (EUR)	312,211
775,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	612,465

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$140,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	$76,546
185,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	220,312
100,000	Williams Cos., Inc. (The), 7.500%, 1/15/2031	67,000
310,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	237,150
395,000	Xerox Corp., 6.350%, 5/15/2018	308,927
125,000	Xerox Corp., 6.750%, 2/01/2017	90,704
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	14,933
		55,282,784

	Uruguay – 0.4%
35,933,705	Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	770,914
	Total Non-Convertible Bonds (Identified Cost $100,982,188)	76,842,206
Convertible Bonds – 1.1%
	United States – 1.1%
430,000	iStar Financial, Inc., 4.383%, 10/01/2012(b)	124,700
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	164,706
140,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	86,975
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	155,100
185,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	77,006
95,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	86,450
145,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	101,500
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	121,250
500,000	Valeant Pharmaceuticals International, 3.000%, 8/16/2010	451,250
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	69,200
583,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	797,253
	Total Convertible Bonds (Identified Cost $2,896,816)	2,235,390
	Total Bonds and Notes (Identified Cost $103,879,004)	79,077,596
Bank Loans – 0.0%
United States – 0.0%
1,958	Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(g)	1,364
1,276	Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(g)	889
6,262	Dole Food Co., Inc., Tranche C Term Loan, 4.701%, 4/12/2013(g)	4,362
56,380	Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(g)	21,424
163,848	Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(g)	49,739
7,314	Tribune Co., Tranche X, 7.084%, 6/04/2009(g)	2,038
		79,816
	Total Bank Loans (Identified Cost $191,578)	79,816

Shares
Common Stocks – 55.6%

	Australia – 0.6%
51,716	CSL Ltd/Australia	1,219,559

	Cayman Islands – 0.7%
460,000	Tingyi (Cayman Islands) Holding Corp.	535,008
2,187,000	Want Want China Holdings Ltd.	909,563
		1,444,571

	Chile – 0.7%
57,993	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,414,449

	China – 0.7%
2,634,000	China South Locomotive and Rolling Stock Corp., Series H(c)	1,430,820

	Denmark – 1.9%
71,619	Novo Nordisk A/S, Class B	3,694,384

	Finland – 0.8%
105,653	Nokia Oyj, Sponsored ADR	1,648,187

	Germany – 1.3%
33,925	Siemens AG (Registered)	2,553,991

	Hong Kong – 1.3%
1,822,000	China Overseas Land & Investment Ltd.(c)	2,558,338
72,880	China Overseas Land & Investment Ltd., (Rights)(c)	26,142
		2,584,480

	Japan – 1.7%
8,700	Nintendo Co. Ltd.	3,324,719

	Mexico – 0.8%
1,100,101	America Movil SAB de CV, Series L	1,688,064

	Spain – 0.9%
100,333	Gamesa Corporation Tecnologica SA	1,829,392

	Switzerland – 2.5%
99,270	ABB Ltd. (Registered)(c)	1,514,587
31,945	Actelion Ltd. (Registered)(c)	1,807,177
113,034	UBS AG(c)	1,644,571
		4,966,335

	Turkey – 0.4%
32,913	BIM Birlesik Magazalar A/S	692,240

	United Kingdom – 2.3%
268,215	Capita Group PLC	2,877,124
138,728	Standard Chartered PLC	1,775,168
		4,652,292

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
	United States – 39.0%
38,786	Amazon.com, Inc.(c)	$1,988,946
53,581	Amgen, Inc.(c)	3,094,303
46,776	Apple, Inc.(c)	3,992,332
67,238	AT&T, Inc.	1,916,283
628	Berkshire Hathaway, Inc., Class B(c)	2,018,392
10,422	BlackRock, Inc.	1,398,111
75,990	Broadcom Corp., Class A(c)	1,289,550
167,268	Charles Schwab Corp. (The)	2,704,724
28,870	Covidien Ltd.	1,046,249
40,262	Ecolab, Inc.	1,415,209
41,578	ExxonMobil Corp.	3,319,172
20,222	First Solar, Inc.(c)	2,789,827
16,160	Genentech, Inc.(c)	1,339,826
46,899	Gilead Sciences, Inc.(c)	2,398,415
37,519	Goodrich Corp.	1,388,953
6,099	Google, Inc. Class A(c)	1,876,357
74,379	Hewlett-Packard Co.	2,699,214
29,672	Jacobs Engineering Group, Inc.(c)	1,427,223
64,212	JPMorgan Chase & Co.	2,024,604
113,443	Lowe’s Cos., Inc.	2,441,293
17,503	MasterCard, Inc., Class A	2,501,704
75,469	McAfee, Inc.(c)	2,608,963
27,375	McDonald’s Corp.	1,702,451
65,827	Monsanto Co.	4,630,930
138,299	News Corp., Class A	1,257,138
84,710	Oracle Corp.(c)	1,501,908
31,297	PNC Financial Services Group, Inc.	1,533,553
122,855	QUALCOMM, Inc.	4,401,895
45,823	Range Resources Corp.	1,575,853
97,596	Southwestern Energy Co.(c)	2,827,356
43,906	Visa, Inc., Class A	2,302,870
71,052	Wal-Mart Stores, Inc.	3,983,175
86,013	Wells Fargo & Co.	2,535,663
50,518	XTO Energy, Inc.	1,781,770
		77,714,212
	Total Common Stocks (Identified Cost $141,589,131)	110,857,695

Preferred Stocks – 0.2%
	United States – 0.2%
12,940	Federal Home Loan Mortgage Corp., 8.375%(c)(h)	5,046
17,500	Federal National Mortgage Association, 8.250%(c)(h)	14,525
820	Lucent Technologies Capital Trust, 7.750%	251,732
682	Preferred Blocker, Inc., 9.000%	170,500
		441,803

	Total Preferred Stocks (Identified Cost $1,389,663)	441,803

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.6%
$2,807	Repurchase Agreement with State Street Corp., dated 12/31/2008 at 0.010% to be repurchased at $2,807 on 1/02/2009, collateralized by $5,000 U.S. Treasury Bill, due 2/05/2009 valued at $5,000 including accrued interest(i)	$2,807
7,093,906	Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008 at 0.000% to be repurchased at $7,093,906 on 1/02/2009, collateralized by $7,245,000 Federal Home Loan Bank Discount Note, due 3/31/2009 valued at $7,235,944 including accrued interest(i)	7,093,906
	Total Short-Term Investments (Identified Cost $7,096,713)	7,096,713
	Total Investments- 99.1% (Identified Cost $254,146,089)(a)	197,553,623
	Other assets less liabilities — 0.9%	1,736,492
	Net Assets — 100.0%	$199,290,115

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. All forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

8

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2008 approximately 14% of the market value of investments was fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and unrealized gains on passive foreign investment companies. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $254,184,126 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,621,795
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(61,252,298)

Net unrealized depreciation	$(56,630,503)

At September 30, 2008 post-October capital loss deferrals were $29,837,961. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.
(c)	Non-income producing security.
(d)	All or a portion of this security is held as collateral for open forward contracts.
(e)	Illiquid security. At December 31, 2008, the value of these securities amounted to$ 99,046 or 0.0% of net assets.
(f)	Non-income producing due to bankruptcy filing.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.
(h)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $4,521,146 or 2.3% of net assets.

ADR	An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LOC	Letter of Credit

MTN	Medium Term Note

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SGD	Singapore Dollar

UYU	Uruguayan Peso

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

9

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$90,997,491
Level 2—Other Significant Observable Inputs	102,225,485
Level 3—Significant Unobservable Inputs	4,330,647

Total	$197,553,623

Forward Contracts Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	(35,022)
Level 3—Significant Unobservable Inputs	—

Total	$(35,022)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$2,942,969
Realized gain (loss)	(119,685)
Change in unrealized appreciation (depreciation)	(2,511,918)
Net purchases (sales)	1,502,602
Net reclassifications to/from level 3	2,516,679

Balance as of December 31, 2008	$4,330,647

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	6/15/2009	Chinese Yuan Renminbi	5,300,000	$763,950	$(46,200)
Sell	6/15/2009	Chinese Yuan Renminbi	5,300,000	763,950	32,512
Sell	1/22/2009	Japanese Yen	57,000,000	629,009	(16,686)
Sell	1/15/2009	Singapore Dollar	285,000	197,747	(4,648)

Total					$(35,022)

Net Asset Summary at December 31, 2008 (Unaudited)

Biotechnology	4.9%
Oil, Gas & Consumable Fuels	4.8
Banking	4.4
Chemicals	3.9
Software	3.7
Non-Captive Diversified	3.6
Computers & Peripherals	3.4
Electrical Equipment	3.1
Communication Equipment	3.0
Sovereigns	3.0
Commercial Banks	2.9
Capital Markets	2.9
Pharmaceuticals	2.7
IT Services	2.4
Treasuries	2.4
Automotive	2.4
Wirelines	2.4
Food & Staples Retailing	2.3
Other Investments, less than 2% each	37.3
Short-Term Investments	3.6

Total Investments	99.1
Other assets less liabilities (including open Forward Foreign Currency Contracts)	0.9

Net Assets	100.0%

10

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Currency Exposure at December 31, 2008 as Percentage of Net Assets (Unaudited)

United States Dollar	74.1%
Euro	6.1
Japanese Yen	4.7
British Pound	3.0
Hong Kong Dollar	2.7
Other, less than 2% each	8.5

Total Investments	99.1
Other assets less liabilities (including open Forward Foreign Currency Contracts)	0.9

Net Assets	100.0%

11

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 103.0% of Net Assets
	Air Freight & Logistics – 1.5%
40,441	C.H. Robinson Worldwide, Inc.	$2,225,468

	Biotechnology – 10.8%
93,124	Amgen, Inc.(b)	5,377,911
44,962	Celgene Corp.(b)	2,485,499
19,603	Genentech, Inc.(b)	1,625,285
44,048	Genzyme Corp.(b)	2,923,466
67,670	Gilead Sciences, Inc.(b)	3,460,644
		15,872,805

	Capital Markets – 5.4%
12,705	BlackRock, Inc.	1,704,376
261,301	Charles Schwab Corp. (The)	4,225,237
55,328	T. Rowe Price Group, Inc.	1,960,824
		7,890,437

	Chemicals – 6.6%
53,483	Ecolab, Inc.	1,879,927
82,408	Monsanto Co.	5,797,403
35,143	Praxair, Inc.	2,086,089
		9,763,419

	Commercial Banks – 1.4%
71,989	Wells Fargo & Co.	2,122,236

	Commercial Services & Supplies – 1.2%
34,411	Stericycle, Inc.(b)	1,792,125

	Communications Equipment – 5.8%
71,004	Juniper Networks, Inc.(b)	1,243,280
202,771	QUALCOMM, Inc.	7,265,285
		8,508,565
	Computers & Peripherals – 8.4%
74,114	Apple, Inc.(b)	6,325,630
110,402	Hewlett-Packard Co.	4,006,488
24,324	International Business Machines Corp.	2,047,108
		12,379,226
	Construction & Engineering – 1.8%
55,289	Jacobs Engineering Group, Inc.(b)	2,659,401

	Diversified Consumer Services – 1.6%
31,345	Apollo Group, Inc. Class A(b)	2,401,654

	Diversified Financial Services – 1.0%
17,273	IntercontinentalExchange, Inc.(b)	1,423,986

	Electrical Equipment – 1.5%
15,645	First Solar, Inc.(b)	2,158,384

	Food & Staples Retailing – 6.8%
110,424	Kroger Co. (The)	2,916,298
125,508	Wal-Mart Stores, Inc.	7,035,978
		9,952,276

	Food Products – 2.5%
60,548	General Mills, Inc.	3,678,291

	Hotels, Restaurants & Leisure – 4.9%
115,800	McDonald’s Corp.	7,201,602

	Internet & Catalog Retail – 3.4%
96,912	Amazon.com, Inc.(b)	4,969,647

	Internet Software & Services – 3.0%
14,523	Google, Inc. Class A(b)	4,468,001

	IT Services – 5.9%
24,287	MasterCard, Inc., Class A	3,471,341
100,061	Visa, Inc., Class A	5,248,199
		8,719,540

	Machinery – 1.9%
74,665	Deere & Co.	2,861,163

	Oil, Gas & Consumable Fuels – 9.9%
28,340	EOG Resources, Inc.	1,886,877
49,683	ExxonMobil Corp.	3,966,194
31,511	Range Resources Corp.	1,083,663
175,313	Southwestern Energy Co.(b)	5,078,818
74,270	XTO Energy, Inc.	2,619,503
		14,635,055

	Pharmaceuticals – 3.5%
97,567	Abbott Laboratories	5,207,151

	Road & Rail – 1.2%
52,961	CSX Corp.	1,719,644

	Semiconductors & Semiconductor Equipment – 2.7%
99,337	Broadcom Corp., Class A(b)	1,685,749
159,010	Intel Corp.	2,331,086
		4,016,835

	Software – 7.6%
157,046	Activision Blizzard, Inc.(b)	1,356,877
60,256	McAfee, Inc.(b)	2,083,050
179,315	Microsoft Corp.	3,485,884
241,320	Oracle Corp.(b)	4,278,604
		11,204,415

	Specialty Retail – 2.7%
184,496	Lowe’s Cos., Inc.	3,970,354
	Total Common Stocks (Identified Cost $177,098,192)
		151,801,680

Principal Amount
Short-Term Investment – 1.3%
$1,944,142	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $1,944,142 on 1/02/2009 collateralized by $1,925,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $1,987,563 including accrued interest(c) (Identified Cost $1,944,142)	1,944,142

	Total Investments - 104.3% (Identified Cost $179,042,334)(a)	153,745,822
	Other assets less liabilities — (4.3)%	(6,313,541)
	Net Assets — 100.0%	$147,432,281

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $179,042,334 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,469,578
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,766,090)

Net unrealized depreciation	$(25,296,512)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $15,874,639 of which $9,606,459 expires on September 30, 2010: $6,192,314 expires on September 30, 2011 and $75,866 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $31,323,857. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. A significant portion of the Fund’s capital loss carryforwards are a result of prior year mergers; accordingly, some of these losses have been limited under Section 382 of the Internal Revenue Code. The amounts presented above are net of the losses limited by Section 382 the Internal Revenue Code.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$153,745,822
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$153,745,822

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Net Asset Summary At December 31, 2008 (Unaudited)

Biotechnology	10.8%
Oil, Gas & Consumable Fuels	9.9
Computers & Peripherals	8.4
Software	7.6
Food & Staples Retailing	6.8
Chemicals	6.6
IT Services	5.9
Communications Equipment	5.8
Capital Markets	5.4
Hotels, Restaurants & Leisure	4.9
Pharmaceuticals	3.5
Internet & Catalog Retail	3.4
Internet Software & Services	3.0
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	2.7
Food Products	2.5
Other Investments, less than 2% each	13.1
Short-Term Investment	1.3

Total Investments	104.3
Other Assets less liabilities	(4.3)

Net Assets	100.0%

3

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.9% of Net Assets
	ABS Car Loan — 0.8%
$85,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 1.225%, 5/15/2013(b)	$58,921
275,000	Capital One Auto Finance Trust, Series 2007-C, Class A3B, 1.705%, 4/16/2012(b)	239,823
100,000	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	72,036
		370,780

	Aerospace & Defense — 0.5%
260,000	BE Aerospace, Inc., 8.500%, 7/01/2018	234,000

	Airlines — 0.2%
62,381	Continental Airlines, Inc., Series 1997- 4, Class 4B, 6.900%, 7/02/2018	42,419
27,077	Continental Airlines, Inc., Series 1999- 1, Class C, 6.954%, 2/02/2011	23,828
		66,247

	Automotive — 2.9%
420,000	Ford Motor Co., 6.375%, 2/01/2029	92,400
65,000	Ford Motor Co., 6.625%, 2/15/2028	14,300
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	268,400
210,000	Ford Motor Co., 7.450%, 7/16/2031	58,800
40,000	Ford Motor Co., 7.500%, 8/01/2026	9,400
550,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	467,408
635,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	317,500
85,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	70,550
10,000	Goodyear Tire & Rubber Co., 9.000%, 7/01/2015	8,050
		1,306,808

	Banking — 4.2%
400,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011 (KRW)	321,226
250,000,000	Barclays Financial LLC, EMTN, 144A, 4.060%, 9/16/2010 (KRW)	202,671
290,000	Citigroup, Inc., 5.000%, 9/15/2014	255,079
340,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	303,988
175,000	Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014	157,610
1,436,358,000	JPMorgan Chase & Co., EMTN, 144A, Zero Coupon, 3/28/2011 (IDR)	79,672
80,000	Morgan Stanley, 4.750%, 4/01/2014	60,951
350,000	Morgan Stanley, 5.375%, 10/15/2015	301,283
130,000	Morgan Stanley, 6.750%, 4/15/2011	127,910
100,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	81,324
		1,891,714

	Biotechnology — 0.6%
660,000	Affymetrix, Inc., Convertible, 3.500%, 1/15/2038	254,925

	Building Materials — 0.8%
565,000	USG Corp., 6.300%, 11/15/2016	346,063

	Chemicals — 0.8%
450,000	Borden, Inc., 7.875%, 2/15/2023	54,000
550,000	Borden, Inc., 9.200%, 3/15/2021	82,500
125,000	Georgia Gulf Corp., 10.750%, 10/15/2016	30,000
380,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029(c)	201,400
		367,900

	Construction Machinery — 1.3%
970,000	United Rentals North America, Inc., 7.000%, 2/15/2014	591,700
15,000	United Rentals North America, Inc., 7.750%, 11/15/2013	9,750
		601,450

	Electric — 3.0%
130,000	AES Corp. (The), 144A, 8.000%, 6/01/2020(d)	100,750
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	228,750
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	87,300
165,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	113,850
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	60,200
205,000	NRG Energy, Inc., 7.375%, 1/15/2017	188,600
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	91,109
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	359,095
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	124,909
		1,354,563

	Entertainment — 0.1%
70,000	Viacom, Inc., 6.125%, 10/05/2017	58,017

	Food & Beverage — 2.2%
585,000	Aramark Services, Inc., 5.000%, 6/01/2012	456,300
365,000	Dean Foods Co., 7.000%, 6/01/2016	310,250

1

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — continued
$230,000	Dole Food Co., Inc., 8.625%, 5/01/2009	$208,150
		974,700

	Gaming — 0.4%
45,000	Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	7,200
535,000	Harrah’s Operating Co., Inc., 144A, 10.750%, 2/01/2016	152,475
		159,675

	Government Guaranteed — 0.5%
275,000	Canada Housing Trust, 3.550%, 9/15/2013 (CAD)	235,622

	Government Sponsored — 0.4%
160,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(d)	173,056

	Healthcare — 5.2%
450,000	Advanced Medical Optics, Inc., Convertible, 3.250%, 8/01/2026(d)	157,500
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,250
105,000	Boston Scientific Corp., 6.400%, 6/15/2016	89,775
95,000	Boston Scientific Corp., 7.000%, 11/15/2035	70,300
385,000	CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	354,200
150,000	HCA, Inc., 5.750%, 3/15/2014	90,750
155,000	HCA, Inc., 6.250%, 2/15/2013	96,875
10,000	HCA, Inc., 6.300%, 10/01/2012	7,050
50,000	HCA, Inc., 6.375%, 1/15/2015	30,500
205,000	HCA, Inc., 6.500%, 2/15/2016	126,075
35,000	HCA, Inc., 7.050%, 12/01/2027	14,798
440,000	HCA, Inc., 7.190%, 11/15/2015	243,709
225,000	HCA, Inc., 7.500%, 12/15/2023	105,671
700,000	HCA, Inc., 7.500%, 11/06/2033	325,500
40,000	HCA, Inc., 7.690%, 6/15/2025	17,600
40,000	HCA, Inc., 8.360%, 4/15/2024	18,400
445,000	HCA, Inc., MTN, 7.580%, 9/15/2025	205,564
40,000	HCA, Inc., MTN, 7.750%, 7/15/2036	17,736
40,000	Life Technologies Corp., Convertible, 1.500%, 2/15/2024	30,000
255,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	124,950
190,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	135,375
60,000	Tenet Healthcare Corp., 9.875%, 7/01/2014	48,300
		2,314,878

	Home Construction — 5.1%
375,000	Centex Corp., 5.250%, 6/15/2015	232,500
350,000	D.R. Horton, Inc., 5.250%, 2/15/2015	220,500
15,000	D.R. Horton, Inc., 6.500%, 4/15/2016	9,450
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	295,200
385,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	100,100
365,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2016	83,950
30,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	8,100
315,000	KB Home, 5.750%, 2/01/2014	198,450
360,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	216,000
590,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	345,150
5,000	Lennar Corp., Series B, 5.125%, 10/01/2010	4,050
580,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015	353,800
155,000	Pulte Homes, Inc., 6.000%, 2/15/2035	79,050
230,000	Pulte Homes, Inc., 6.375%, 5/15/2033	121,900
		2,268,200

	Independent Energy — 4.1%
40,000	Chesapeake Energy Corp., Guaranteed Note, 6.375%, 6/15/2015	31,600
640,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	489,600
195,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	140,400
40,000	Chesapeake Energy Corp., Convertible, 2.250%, 12/15/2038	17,950
230,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	92,000
275,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	193,875
215,000	PetroHawk Energy Corp., 144A, 7.875%, 6/01/2015	159,100
355,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	246,296
200,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	139,880
505,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	317,782
		1,828,483

2

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — 0.1%
$140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	$46,200

	Media Cable — 1.6%
655,000	CSC Holdings, Inc., Senior Note, 7.625%, 7/15/2018	510,900
250,000	CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018	196,250
30,000	Virgin Media Finance PLC, 8.750%, 4/15/2014	22,500
		729,650

	Media Non-Cable — 1.0%
25,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,750
50,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016	5,750
475,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018	57,000
175,000	Intelsat Corp., 6.875%, 1/15/2028	98,875
200,000	Intelsat Ltd, 6.500%, 11/01/2013	112,000
85,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	11,475
25,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	3,375
160,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	21,600
615,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	92,250
155,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	23,250
235,000	Tribune Co., MTN, 5.250%, 8/15/2015(e)	10,575
		438,900

	Metals & Mining — 0.9%
285,000	Steel Dynamics, Inc., 7.375%, 11/01/2012	208,050
190,000	United States Steel Corp., 6.050%, 6/01/2017	124,226
95,000	United States Steel Corp., 7.000%, 2/01/2018	64,746
		397,022

	Non-Captive Consumer — 1.6%
60,000	SLM Corp., MTN, 5.050%, 11/14/2014	39,929
50,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	45,260
20,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	14,310
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	6,600
5,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,033
735,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010 (NZD)	377,279
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	193,702
40,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	34,715
		714,828

	Non-Captive Diversified — 5.1%
95,000	CIT Group, Inc., 4.750%, 12/15/2010	83,625
7,000	CIT Group, Inc., 5.400%, 2/13/2012	5,648
20,000	CIT Group, Inc., 5.400%, 1/30/2016	13,926
85,000	CIT Group, Inc., 5.800%, 10/01/2036	56,139
8,000	CIT Group, Inc., 5.850%, 9/15/2016	5,633
335,666	CIT Group, Inc., 12.000%, 12/18/2018	258,463
44,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	31,979
20,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	14,080
32,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	22,839
8,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	5,563
1,300,000	General Electric Capital Corp., Series A, MTN, 2.960%, 5/18/2012 (SGD)	798,087
22,000	GMAC LLC, 4.750%, 9/14/2009	20,240
66,000	GMAC LLC, 5.375%, 6/06/2011	49,500
172,000	GMAC LLC, 5.750%, 9/27/2010	151,360
398,000	GMAC LLC, 6.000%, 12/15/2011	321,958
208,000	GMAC LLC, 6.625%, 5/15/2012	161,882
346,000	GMAC LLC, 6.750%, 12/01/2014	237,709
24,000	GMAC LLC, 8.000%, 11/01/2031	14,265
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	24,000
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	2,850
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	4,725
		2,284,471

	Oil & Gas — 0.3%
240,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	133,200

	Oil Field Services — 0.4%
325,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	185,250

	Packaging — 0.5%
175,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	155,750

3

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Packaging — continued
$270,000	Stone Container Finance, 7.375%, 7/15/2014	$44,550
		200,300

	Paper — 3.1%
150,000	Bowater, Inc., 6.500%, 6/15/2013	15,000
75,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	45,750
160,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	102,400
415,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	261,450
270,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	182,250
655,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	451,950
35,000	Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	29,400
200,000	Georgia-Pacific LLC, 9.500%, 12/01/2011	189,000
200,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013	35,000
485,000	Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017	87,300
		1,399,500

	Pharmaceuticals — 5.7%
640,000	Elan Finance PLC, 8.875%, 12/01/2013	332,800
1,190,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	702,100
127,000	EPIX Pharmaceuticals, Inc., Senior Note, Convertible, 3.000%, 6/15/2024(c)(f)	25,400
540,000	Human Genome Sciences, Inc., Convertible, 2.250%, 8/15/2012	147,150
245,000	Incyte Corp., Convertible, 3.500%, 2/15/2011	130,156
306,000	Nektar Therapeutics, Convertible, 3.250%, 9/28/2012	179,775
190,000	Valeant Pharmaceuticals International, Subordinated Note, Convertible, 3.000%, 8/16/2010	171,475
505,000	Valeant Pharmaceuticals International, Subordinated Note, Convertible, 4.000%, 11/15/2013	436,825
305,000	Vertex Pharmaceuticals, Inc., Convertible, 4.750%, 2/15/2013	417,088
		2,542,769

	Pipelines — 1.4%
415,000	El Paso Corp., 6.950%, 6/01/2028	250,871
130,000	El Paso Natural Gas Co, 8.375%, 6/15/2032	112,176
75,000	Kinder Morgan Finance Co., Guaranteed Note, 5.700%, 1/05/2016	55,875
175,000	Knight, Inc., 6.500%, 9/01/2012	147,875
35,000	MarkWest Energy Partners LP / Finance Corp., Series B, 8.750%, 4/15/2018	21,700
20,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	15,303
20,000	Tennessee Gas Pipeline Co., 7.500%, 4/01/2017	17,641
		621,441

	Refining — 0.7%
375,000	Petroplus Finance Ltd., 144A, 7.000%, 5/01/2017	228,750
150,000	Petroplus Finance Ltd., 144A, 6.750%, 5/01/2014	95,250
		324,000

	REITs — 1.0%
665,000	Host Hotels & Resorts, Inc., Convertible, 144A, 2.625%, 4/15/2027	429,756

	Retailers — 1.7%
500,000	Blockbuster, Inc., 9.000%, 9/01/2012	242,500
250,000	Dillard’s, Inc., 6.625%, 1/15/2018	88,750
105,000	Dillard’s, Inc., 7.130%, 8/01/2018	35,175
30,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	16,289
1,070,000	Toys R Us, Inc., 7.375%, 10/15/2018	385,200
20,000	Toys R Us, Inc., 7.875%, 4/15/2013	7,800
		775,714

	Sovereigns — 4.0%
148,500(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012 (MXN)	1,121,859
44,200(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023 (MXN)	312,338
350,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010 (AUD)	257,170
4,253,120	Republic of Uruguay, 4.250%, 4/05/2027 (UYU)	91,246
		1,782,613

	Supermarkets — 2.3%
190,000	Albertson’s, Inc., 7.750%, 6/15/2026	115,900
750,000	Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029	483,750
130,000	Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	78,000
310,000	Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	164,300

4

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — continued
$300,000	American Stores Co., 8.000%, 6/01/2026	$187,500
		1,029,450

	Supranational — 2.8%
9,210,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013 (IDR)(c)(d)	402,705
700,000	Inter-American Development Bank, 11.500%, 2/05/2009 (ISK)	4,139
1,900,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/11/2009 (BRL)	743,460
13,400,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010 (ISK)	76,918
800,000	Nordic Investment Bank, EMTN, 11.250%, 4/16/2009 (ISK)	4,643
		1,231,865

	Technology — 5.0%
300,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	216,000
515,000	Amkor Technology, Inc., 7.750%, 5/15/2013	293,550
680,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	278,800
345,000	JDS Uniphase Corp., Convertible, 1.000%, 5/15/2026	186,300
465,000	Kulicke & Soffa Industries, Inc., Convertible, 0.875%, 6/01/2012	209,831
35,000	Kulicke & Soffa Industries, Inc., Convertible, 1.000%, 6/30/2010	23,275
1,040,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	416,000
175,000	Lucent Technologies, Inc., 6.500%, 1/15/2028	68,250
50,000	Lucent Technologies, Inc., Series A, Convertible, 2.750%, 6/15/2023	41,500
243,000	Maxtor Corp., Subordinated Note, Convertible, 5.750%, 3/01/2012(c)	182,250
340,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026	20,400
280,000	Nortel Networks Corp., Convertible, 2.125%, 4/15/2014	39,200
580,000	Nortel Networks Ltd., 6.875%, 9/01/2023	34,800
475,000	Nortel Networks Ltd., 10.125%, 7/15/2013	118,750
205,000	Seagate Technology HDD Holdings, 6.800%, 10/01/2016	106,600
85,000	Unisys Corp., Senior Note, 8.000%, 10/15/2012	23,800
		2,259,306

	Textile — 0.3%
375,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	150,000

	Transportation Services — 0.8%
275,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(c)	145,178
300,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	199,500
		344,678

	Wireless — 2.7%
5,000	ALLTEL Corp., 6.800%, 5/01/2029	4,350
440,000	ALLTEL Corp., 7.875%, 7/01/2032	429,000
255,000	Nextel Communications, Inc., Senior Note, Convertible, 5.250%, 1/15/2010	220,894
48,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	20,160
14,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	5,950
25,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	10,500
365,000	NII Holdings, Inc., Convertible, 3.125%, 6/15/2012	221,281
326,000	Sprint Capital Corp., 6.875%, 11/15/2028	193,970
70,000	Sprint Capital Corp., 6.900%, 5/01/2019	49,700
200,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	72,220
		1,228,025

	Wirelines — 8.8%
255,000	Bell Canada, Series M-17, 6.100%, 3/16/2035 (CAD)	158,587
5,000	Bell Canada, 144A, 6.550%, 5/01/2029 (CAD)	3,281
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	40,950
250,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	192,500
410,000	Embarq Corp., 7.995%, 6/01/2036	276,750
285,000	Fairpoint Communications, Inc., 144A, 13.125%, 4/01/2018	136,800
95,000	Frontier Communications Corp., 7.000%, 11/01/2025	46,788
130,000	Frontier Communications Corp., 7.125%, 3/15/2019	87,100
435,000	Frontier Communications Corp., 7.875%, 1/15/2027	252,300
25,000	Frontier Communications Corp., 9.000%, 8/15/2031	15,750
80,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(e)	400
490,000	Level 3 Communications, Inc., Convertible, 2.875%, 7/15/2010	304,412
350,000	Level 3 Communications, Inc., Convertible, 6.000%, 9/15/2009	318,500

5

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$325,000	Level 3 Communications, Inc., Convertible, 6.000%, 3/15/2010	$227,500
45,000	Level 3 Communications, Inc., Convertible, 3.500%, 6/15/2012	15,863
770,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	388,850
125,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	72,500
1,890,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	1,181,250
365,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	219,000
10,000	Qwest Corp., 6.875%, 9/15/2033	5,950
		3,945,031
	Total Bonds and Notes (Identified Cost $55,358,912)	38,001,050
Bank Loans — 0.3%

	Consumer Products — 0.0%
24,871	Mega Bloks, Inc., Term Loan B, 8.750%, 7/26/2012(g)	6,218

	Food & Beverage — 0.0%
1,306	Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(g)	909
850	Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(g)	592
4,165	Dole Food Co., Inc., Tranche C Term Loan, 4.701%, 4/12/2013(g)	2,902
		4,403

	Media Non-Cable — 0.2%
114,227	Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(g)	34,676
224,012	Tribune Co., Tranche X, 7.084%, 6/04/2009(g)	62,403
		97,079

	Wirelines — 0.1%
35,000	Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(g)	13,300
	Total Bank Loans (Identified Cost $364,967)	121,000

Shares
Common Stocks — 1.1%

	Biotechnology — 0.5%
8,147	Vertex Pharmaceuticals, Inc.(h)	247,506

	Chemicals — 0.0%
1,087	Ashland, Inc.	11,424

	Household Durables — 0.1%
1,775	KB Home	24,176

Shares	Description	Value (†)
	Pharmaceuticals — 0.5%
6,875	Merck & Co., Inc.	$209,000

	Thrifts & Mortgage Finance — 0.0%
5,500	Federal Home Loan Mortgage Corp.	4,015
	Total Common Stocks (Identified Cost $591,204)	496,121

Preferred Stocks — 2.1%

	Automotive — 0.0%
5,816	General Motors Corp., Convertible, 6.250%	18,611

	Diversified Financial Services — 0.3%
274	Preferred Blocker, Inc., 9.000%	68,500
3,732	Sovereign Capital Trust IV, Convertible, 4.375%	70,908
		139,408

	Electric Utilities — 0.5%
6,475	AES Trust III, Convertible, 6.750%	245,014

	Machinery — 0.1%
2,550	United Rentals Trust I, Convertible, 6.500%	38,250

	Oil, Gas & Consumable Fuels — 0.5%
9,500	El Paso Energy Capital Trust I, Convertible, 4.750%	242,844

	Semiconductors & Semiconductor Equipment — 0.6%
799	Lucent Technologies Capital Trust I, Convertible, 7.750%	245,285

	Thrifts & Mortgage Finance — 0.1%
300	Federal Home Loan Mortgage Corp., 5.000%(h)(i)	162
7,900	Federal Home Loan Mortgage Corp., 5.570%(h)(i)	2,528
2,850	Federal Home Loan Mortgage Corp., 5.660%(h)(i)	1,425
1,000	Federal Home Loan Mortgage Corp., 5.700%(h)(i)	530
1,800	Federal Home Loan Mortgage Corp., 5.790%(h)(i)	1,332
650	Federal Home Loan Mortgage Corp., 5.810%(h)(i)	357
1,400	Federal Home Loan Mortgage Corp., 5.900%(h)(i)	406
350	Federal Home Loan Mortgage Corp., 6.000%(h)(i)	228
600	Federal Home Loan Mortgage Corp., 6.420%(h)(i)	360
1,350	Federal Home Loan Mortgage Corp., 6.550%(h)(i)	405
7,400	Federal Home Loan Mortgage Corp., 8.375%(h)(i)	2,886

6

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
1,200	Federal National Mortgage Association, 4.750%(h)(i)	$1,236
200	Federal National Mortgage Association, 5.125%(h)(i)	200
400	Federal National Mortgage Association, 5.375%(h)(i)	460
350	Federal National Mortgage Association, 5.810%(h)(i)	427
550	Federal National Mortgage Association, 6.750%(h)(i)	358
10,250	Federal National Mortgage Association, 8.250%(h)(i)	8,507
		21,807
	Total Preferred Stocks (Identified Cost $2,156,144)	951,219
Closed-End Investment Companies — 0.1%
3,835	Morgan Stanley Emerging Markets Debt Fund, Inc.	27,113
2,175	Western Asset High Income Opportunity Fund, Inc.	8,657
	Total Closed-End Investment Companies (Identified Cost $45,443)	35,770

Principal Amount (‡)
Short-Term Investments — 8.9%
$2,120	Repurchase Agreement with State Street Corp., dated 12/31/2008 at 0.001% to be repurchased at $2,120 on 1/02/2009, collateralized by $5,000 U.S Treasury Bill, due 2/05/2009 valued at $5,000 including accrued interest(j)	2,120
3,983,099	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $3,983,099 on 1/02/2009, collateralized by $3,980,000 Federal Home Loan Bank, 2.275% due 4/24/2009 valued at $4,064,575, including accrued interest(j)	3,983,099
	Total Short-Term Investments (Identified Cost $3,985,219)	3,985,219
	Total Investments — 97.4% (Identified Cost $62,501,889)(a)	43,590,379
	Other assets less liabilities — 2.6%	1,186,922
	Net Assets — 100.0%	$44,777,301

(‡)	Principal amount is in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

7

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $62,515,881 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$771,280
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,696,782)

Net unrealized depreciation	$(18,925,502)

At September 30, 2007, the Fund had a capital loss carryforward of approximately $70,201,356 of which $43,374,722 expires on September 30, 2009, $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.
(c)	Illiquid security. At December 31, 2008, the value of these securities amounted to $956,933 or 2.1% of net assets.
(d)	All or a portion of this security is held as collateral for open forward contracts.
(e)	Non-income producing due to bankruptcy filing.
(f)	Valued by management. At December 31, 2008, the value of these securities amounted to $25,400 or 0.1% of net assets.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.
(h)	Non-income producing security.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	It is the Fund’s policy that the market value of the collateral for repurchased agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the December 31, 2008, the value of these amounted to $2,476,626 or 5.5% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LOC	Letter of Credit

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

IDR	Indonesian Rupiah

ISK	Icelandic Krona

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

SGD	Singapore Dollar

UYU	Uruguayan Peso

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$4,789,271
Level 2—Other Significant Observable Inputs	35,783,977
Level 3—Significant Unobservable Inputs	3,017,131

Total	$43,590,379

Forwards Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	(15,270)
Level 3—Significant Unobservable Inputs	—

Total	$(15,270)

8

LOOMIS SAYLES HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$2,758,373
Realized gain (loss)	(445,092)
Change in unrealized appreciation (depreciation)	(1,871,004)
Net purchases (sales)	539,615
Net reclassifications to/from Level 3	2,035,239

Balance as of December 31, 2008	$3,017,131

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized (Depreciation)
Sell	3/18/2009	Euro	169,000	234,331	$(15,270)

Net Asset Summary at December 31, 2008 (Unaudited)

Wirelines	8.8%
Pharmaceuticals	6.2
Healthcare	5.2
Non-Captive Diversified	5.1
Home Construction	5.1
Technology	5.0
Banking	4.2
Independent Energy	4.1
Sovereigns	4.0
Paper	3.1
Electric	3.0
Automotive	2.9
Supranational	2.8
Wireless	2.7
Supermarkets	2.3
Food & Beverage	2.2
Other Investments, less than 2% each	21.8
Short-Term Investments	8.9

Total Investments	97.4
Other assets less liabilities (including open
Forward Foreign Currency Contract)	2.6

Net Assets	100.0%

9

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
Bonds and Notes — 93.2% of Net Assets
Non-Convertible Bonds — 93.2%

	Australia — 0.9%
165,000	New South Wales Treasury Corp., 7.000%, 12/01/2010, (AUD)	$121,237

	Austria — 2.9%
34,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010, (JPY)	380,174

	Belgium — 10.1%
110,000	Kingdom of Belgium, 3.750%, 3/28/2009, (EUR)	153,437
740,000	Kingdom of Belgium, 5.500%, 9/28/2017, (EUR)	1,161,983
		1,315,420

	Brazil — 0.0%
5,000	Republic of Brazil, 7.125%, 1/20/2037	5,675

	Canada — 2.1%
40,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	24,876
50,000	Bombardier, Inc., 144A, 7.250%, 11/15/2016, (EUR)	41,702
255,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	211,137
		277,715

	Cayman Islands — 1.0%
60,000	DASA Finance Corp., 144A, 8.750%, 5/29/2018	45,450
100,000	Odebrecht Finance Ltd., 144A, 7.500%, 10/18/2017	80,000
		125,450

	France — 3.7%
45,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	41,910
50,000	Credit Agricole SA, 5.971%, 2/01/2018, (EUR)	69,992
35,000	France Telecom SA, EMTN, 3.625%, 10/14/2015, (EUR)	45,223
40,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	35,808
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	48,321
20,000	PPR, EMTN, 4.000%, 1/29/2013, (EUR)	23,711
50,000	Societe Generale, EMTN, 5.250%, 3/28/2013, (EUR)	70,827
35,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	40,315
10,000	Vivendi, 3.875%, 2/15/2012, (EUR)	13,187
50,000	Vivendi, 4.500%, 10/03/2013, (EUR)	62,255
50,000	Wendel, 4.875%, 5/26/2016, (EUR)	36,300
		487,849

	Germany — 18.9%
50,000	Bertelsmann AG, 3.625%, 10/06/2015, (EUR)	59,769
125,000	Hypothekenbank in Essen AG, 3.000%, 9/28/2009, (EUR)	173,934
21,000,000	Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014, (JPY)	231,580
11,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 3/23/2010, (JPY)	123,032
24,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	255,565
185,000	Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010, (EUR)(b)	256,519
5,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	56,413
235,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	341,576
470,000	Republic of Germany, 3.750%, 1/04/2017, (EUR)(b)	692,496
190,000	Republic of Germany, 4.000%, 1/04/2037, (EUR)	282,977
		2,473,861

	India — 0.9%
100,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	66,633
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	52,511
		119,144

	Ireland — 1.6%
30,000,000	Depfa ACS Bank, Series 686, 1.650%, 12/20/2016, (JPY)	213,541

	Italy — 0.4%
50,000	Finmeccanica SpA, 4.875%, 3/24/2025, (EUR)	49,793

	Japan — 4.0%
18,000,000	Development Bank of Japan, 1.750%, 6/21/2010, (JPY)	201,650
10,000,000	Japan Finance Corp. for Municipal Enterprises, 1.900%, 6/22/2018, (JPY)	113,367
21,340,800	Japan Government, 0.800%, 3/10/2016, (JPY)	202,108
		517,125

	Luxembourg — 0.7%
105,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	72,450
35,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	24,500
		96,950

	Mexico — 0.7%
10,000(††)	Mexican Fixed Rate Bonds, Series M- 20, 8.000%, 12/07/2023, (MXN)	70,665

1

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Mexico — continued
$18,000	Mexican Government, 6.050%, 1/11/2040	$17,460
		88,125

	Netherlands — 0.8%
50,000	Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	30,706
50,000	Koninklijke (Royal) KPN NV, GMTN, 4.750%, 1/17/2017, (EUR)	61,880
10,000	Wolters Kluwer NV, 5.125%, 1/27/2014, (EUR)	12,821
		105,407

	Norway — 2.3%
1,650,000	Norwegian Government, 5.500%, 5/15/2009, (NOK)	236,777
400,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	64,729
		301,506

	Spain — 2.9%
23,000,000	Instituto de Credito Oficial, EMTN, 0.800%, 9/28/2009, (JPY)	253,740
100,000	Santander Issurance SA, EMTN, (fixed rate to 5/29/14, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	119,384
		373,124

	Supranational — 14.1%
87,100,000	European Investment Bank, 1.400%, 6/20/2017, (JPY)	936,559
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR)(c)	40,270
28,000,000	Inter-American Development Bank, 1.900%, 7/08/2009, (JPY)	310,487
50,000,000	Nordic Investment Bank, 1.700%, 4/27/2017, (JPY)(b)	556,167
		1,843,483

	Sweden — 0.9%
100,000	Telefonaktiebolaget LM Ericsson, EMTN, 5.375%, 6/27/2017, (EUR)(b)	110,776

	Switzerland — 0.6%
50,000	Credit Suisse London, EMTN, 6.125%, 8/05/2013, (EUR)	71,324

	United Arab Emirates — 0.9%
100,000	Abu Dhabi National Energy Co., 144A, 6.500%, 10/27/2036(b)	71,256
100,000	DP World Ltd., 144A, 6.850%, 7/02/2037(b)	51,507
		122,763

	United Kingdom — 8.6%
50,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	60,420
50,000	BP Capital Markets PLC, EMTN, 5.750%, 2/26/2010, (GBP)	73,819
50,000	BSKYB Finance UK PLC, EMTN, 5.750%, 10/20/2017, (GBP)	60,552
100,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	113,733
65,000	Lloyds TSB Group PLC, 5.875%, 7/08/2014, (EUR)	90,639
50,000	Network Rail MTN Finance PLC, 4.875%, 3/06/2009, (GBP)	72,339
100,000	Standard Chartered Bank, Series 17, 5.875%, 9/26/2017, (EUR)	115,083
140,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	215,961
75,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	116,113
50,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	80,579
100,000	Vodafone Group PLC, EMTN, 5.375%, 6/06/2022, (EUR)	123,561
		1,122,799

	United States — 14.2%
50,000	3M Co., 5.000%, 7/14/2014, (EUR)	70,096
25,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	29,833
60,000	Albertson's, Inc., 8.000%, 5/01/2031(b)	36,000
100,000	AT&T, Inc., EMTN, 6.125%, 4/02/2015, (EUR)	132,234
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	60,617
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	52,006
60,000	Chesapeake Energy Corp., 6.500%, 8/15/2017(b)	45,900
50,000	CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	39,122
50,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	41,148
60,000	CSX Corp., 5.600%, 5/01/2017(b)	53,303
65,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	45,497
60,000	Frontier Communications Corp., 6.250%, 1/15/2013(b)	51,000
10,000,000	General Electric Capital Corp., GMTN, 1.450%, 11/10/2011, (JPY)	99,818
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	49,761
45,000	HCA, Inc., 8.360%, 4/15/2024	20,700
60,000	Host Hotels & Resorts LP, 6.375%, 3/15/2015(b)	44,700
50,000	Kraft Foods, Inc., 6.250%, 3/20/2015, (EUR)	69,975
75,000	Level 3 Financing, Inc., 8.750%, 2/15/2017(b)	37,875
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	88,219
50,000	Morgan Stanley, 3.750%, 3/01/2013, (EUR)	52,738
25,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	29,576
75,000	Motorola, Inc., 6.625%, 11/15/2037(b)	35,250

2

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	United States — continued
50,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	$54,212
100,000	Pfizer, Inc., 4.750%, 12/15/2014, (EUR)	141,029
50,000	Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015, (EUR)	67,782
70,000	Qwest Corp., 6.875%, 9/15/2033(b)	41,650
70,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010(b)	60,751
100,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	105,848
95,000	Verizon Wireless Capital LLC, 8.750%, 12/18/2015, (EUR)	134,819
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	59,544
		1,851,003

	Total Bonds and Notes (Identified Cost $12,957,081)	12,174,244

Short-Term Investments — 2.9%
375,559	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $375,559 on 1/02/2009, collateralized by $375,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $387,188 including accrued interest(d) (Identified Cost $375,559)	375,559

	Total Investments — 96.1% (Identified Cost $13,332,640)(a)	12,549,803
	Other assets less liabilities— 3.9%	509,949

	Net Assets — 100.0%	$13,059,752

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

3

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $13,350,324 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$534,811
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,335,332)

Net unrealized depreciation	$(800,521)

At September 30, 2008 post-October capital loss deferrals were $87,381. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open forward currency contracts.
(c)	Illiquidsecurity. At December 31, 2008, the value of this security amounted to $40,270 or 0.3% of net assets.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At December 31, 2008, the value of these securities amounted to $342,426 or 2.6% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$375,559
Level 2—Other Significant Observable Inputs	12,045,491
Level 3—Significant Unobservable Inputs	128,753

Total	$12,549,803

Forward Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	72,830
Level 3—Significant Unobservable Inputs	—

Total	$72,830

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$126,992
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(33,117)
Net purchases (sales)	—
Net reclassifications to/from level 3	34,878

Balance as of December 31, 2008	$128,753

4

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Contract To Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	6/15/2009	Chinese Yuan Renminbi	800,000	$115,313	$(6,974)

Sell	6/15/2009	Chinese Yuan Renminbi	800,000	115,313	4,907

Buy	1/22/2009	Euro	609,000	845,892	61,603

Sell	1/22/2009	Euro	180,000	250,017	3,999

Buy	1/22/2009	Japanese Yen	15,000,000	165,529	9,295

Total					$72.830

Net Asset Summary at December 31, 2008 (Unaudited)

Sovereigns	28.1%
Banking	18.4
Supranational	14.1
Government Guaranteed	7.2
Telecommunications	4.4
Other Investments, less than 2% each	21.0
Short-Term Investments	2.9

Total Investments	96.1
Other assets less liabilities (including open Forward Foreign Currency Contracts)	3.9

Net Assets	100.0%

Currency Exposure at December 31, 2008 as a Percentage of Net Assets (Unaudited)

Euro	43.4%
Japanese Yen	30.1
United States Dollar	10.2
British Pound	6.5
Norwegian Krone	2.3
Other, less than 2% each	3.6

Total Investments	96.1
Other assets less than liabilities (including open Forward Foreign Currency Contracts)	3.9

Net Assets	100.0%

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 91.9% of Net Assets

Non-Convertible Bonds – 90.9%
	ABS Car Loan – 1.6%
$60,855,000	ARG Funding Corp., Series 2005-2A, Class A5, 1.613%, 5/20/2011, 144A (b)	$51,251,868
26,520,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 1.225%, 5/15/2013 (b)	18,383,484
7,199,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	5,982,096
		75,617,448

	ABS Credit Card – 1.8%
9,995,000	American Express Issuance Trust, Series 2005-2, Class A, 1.265%, 8/15/2013 (b)	8,059,678
24,955,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 1.275%, 9/15/2015 (b)	17,581,309
2,550,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 1.495%, 6/16/2014 (b)	967,396
29,215,000	Chase Issuance Trust, Series 2007-B1, Class B1, 1.445%, 4/15/2019 (b)	9,016,894
4,000,000	Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.350%, 2/07/2020	3,158,970
29,395,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	19,190,805
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	5,296,967
19,060,000	MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 1.375%, 12/17/2012 (b)	15,692,573
5,000,000	World Financial Network Credit Card, Series 2008-B, Class M, 7.800%, 10/15/2013	4,631,543
		83,596,135

	Airlines – 1.5%
37,300,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	24,991,000
9,948,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	4,874,520
701,713	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	484,182
558,766	Continental Airlines, Inc., Series 991A, Class B, 6.545%, 8/02/2020	447,013
860,141	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	544,039
19,586,576	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	9,891,221
11,415,000	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	5,707,500
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,421,387
30,028,035	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	17,566,400
		71,927,262

	Asset-Backed Securities – 0.4%
16,965,000	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	16,203,000
446,778	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/2018	447,605
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,574,662
		18,225,267

	Automotive – 0.8%
29,655,000	Cummins, Inc., 5.650%, 3/01/2098	13,187,756
3,389,000	Cummins, Inc., 6.750%, 2/15/2027	2,543,302
665,000	Cummins, Inc., 7.125%, 3/01/2028	517,117
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	437,800
130,000	Ford Motor Co., 6.500%, 8/01/2018	31,200
260,000	Ford Motor Co., 6.625%, 2/15/2028	57,200
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	1,140,700
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	2,444,400
245,000	Ford Motor Co., 7.500%, 8/01/2026	57,575
11,830,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	10,053,489
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	238,370
700,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/2009	614,755
1,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,003,105
935,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	707,821
2,135,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	1,707,987
575,000	General Motors Corp., 7.400%, 9/01/2025	86,250
8,985,000	General Motors Corp., 8.250%, 7/15/2023	1,347,750
245,000	General Motors Corp., 8.375%, 7/15/2033	39,813
		36,216,390

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking – 4.7%
$2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	$2,180,023
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	2,529,341
180,000,000	Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A	5,074,468
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	2,855,742
52,000,000	Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, (THB), 144A	1,462,818
16,371,250,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	942,173
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	4,395,438
10,400,000	Citigroup, Inc., 5.000%, 9/15/2014	9,147,653
13,400,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	11,980,712
6,790,000	Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014	6,115,271
25,000,000	HSBC Finance Corp., 6.375%, 11/27/2012	24,459,500
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	367,578
18,000,000	JPMorgan Chase & Co., Zero Coupon, 5/17/2010, (BRL), 144A	6,192,270
22,683,264,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,258,193
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	993,985
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	2,897,064
24,124,936,500	JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, (IDR), 144A	1,581,290
1,700,000	Kaupthing Bank, 5.453%, 1/15/2010, 144A (b)(c)	119,000
18,400,000	Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A (c)	1,288,000
2,700,000	Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A (c)	189,000
100,000	Keybank NA, 6.950%, 2/01/2028	76,766
30,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	176,527
12,975,000	Morgan Stanley, 4.000%, 1/15/2010	12,598,154
7,505,000	Morgan Stanley, 4.750%, 4/01/2014	5,717,977
7,000,000	Morgan Stanley, 5.375%, 10/15/2015	6,025,656
10,000,000	Morgan Stanley, 5.750%, 4/01/2009, (EUR)	13,234,658
11,350,000	Morgan Stanley, 6.750%, 4/15/2011	11,167,560
1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	1,244,666
6,400,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	5,204,723
40,535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	35,560,950
11,800,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	9,744,263
10,710,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,889,097
13,950,000	PNC Bank NA, 6.875%, 4/01/2018	14,842,354
1,181,000,000	Rabobank Nederland, EMTN, 10.250%, 9/10/2009, (ISK), 144A	6,817,463
330,000,000	Rabobank Nederland, EMTN, 12.500%, 2/17/2009, (ISK)	1,939,241
516,000,000	Rabobank Nederland, EMTN, 14.000%, 1/28/2009, (ISK), 144A	3,064,364
		222,333,938

	Brokerage – 2.6%
2,220,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,033,393
975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	938,047
2,150,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	2,234,233
12,745,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	13,966,685
31,730,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037 (c)	3,173
2,520,000	Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032 (c)	252
109,500,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	98,432,287
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	3,451,973
3,200,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	2,823,023
		123,883,066

	Building Materials – 0.5%
10,000,000	Masco Corp., 5.850%, 3/15/2017	6,468,460
6,465,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,681,998
20,368,000	Owens Corning, Inc., 7.000%, 12/01/2036	13,356,133
1,060,000	USG Corp., 6.300%, 11/15/2016	649,250
		25,155,841

	Chemicals – 1.9%
22,665,000	Lubrizol Corp., 6.500%, 10/01/2034	18,392,693
2,400,000	Methanex Corp., 6.000%, 8/15/2015	1,574,988
68,560,000	PPG Industries, Inc., 6.650%, 3/15/2018	67,535,439
		87,503,120

	Commercial Mortgage-Backed Securities – 0.3%
3,000,000	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	2,855,298
5,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	3,379,913

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities – continued
$1,722,840	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	$1,337,355
3,815,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.819%, 6/15/2049 (b)	2,694,251
1,880,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,329,099
1,340,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	922,566
		12,518,482

	Construction Machinery – 0.1%
6,935,000	Toro Co., 6.625%, 5/01/2037 (d)	4,161,000

	Consumer Cyclical Services – 0.3%
19,330,000	Western Union Co., 6.200%, 11/17/2036	14,978,140

	Distributors – 1.3%
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	57,300,156
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	4,019,244
		61,319,400

	Electric – 5.8%
40,400,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	37,163,677
500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	353,280
11,360,000	Bruce Mansfield Unit, 6.850%, 6/01/2034 (d)	9,031,882
2,000,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,621,506
26,290,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	20,335,131
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	802,308
1,700,000	Commonwealth Edison Co., 5.875%, 2/01/2033	1,420,936
2,750,000	Constellation Energy Group, Inc., 4.550%, 6/15/2015	2,088,471
960,000	Dominion Resources, Inc., 5.950%, 6/15/2035	820,259
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	5,890,643
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,056,046
3,681,000	Exelon Corp., 4.900%, 6/15/2015	3,017,794
47,570,000	Illinois Power Co., 6.250%, 4/01/2018	42,484,719
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	1,816,625
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,586,501
9,757,409	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	7,967,022
1,500,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	1,496,268
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	929,842
7,185,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	7,013,602
24,635,000	Nisource Finance Corp., 6.400%, 3/15/2018	15,374,137
21,585,000	Nisource Finance Corp., 6.800%, 1/15/2019	13,571,633
1,565,000	Ohio Edison Co., 6.875%, 7/15/2036	1,420,363
37,000	Quezon Power Philippines Co., 8.860%, 6/15/2017	29,600
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	50,009,638
500,000	SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	357,660
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	7,064,915
29,000,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	36,701,327
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017 (d)	981,064
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037 (d)	1,526,470
		274,933,319

	Entertainment – 0.3%
3,565,000	Time Warner, Inc., 6.500%, 11/15/2036	3,231,983
1,805,000	Time Warner, Inc., 6.625%, 5/15/2029	1,600,661
755,000	Time Warner, Inc., 6.950%, 1/15/2028	696,297
505,000	Time Warner, Inc., 7.625%, 4/15/2031	496,319
330,000	Time Warner, Inc., 7.700%, 5/01/2032	330,407
3,695,000	Viacom, Inc., 6.125%, 10/05/2017	3,062,479
2,655,000	Viacom, Inc., 6.250%, 4/30/2016	2,200,711
4,490,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	3,548,344
		15,167,201

	Food & Beverage – 1.3%
6,845,000	Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	5,684,560
8,760,000	Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	7,888,906
2,500,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	2,600,301
1,525,000	Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,601,250
6,080,000	Corn Products International, Inc., 6.625%, 4/15/2037	5,177,491
9,925,000	Kraft Foods, Inc., 6.500%, 8/11/2017	9,976,034

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage – continued
$21,385,000	Kraft Foods, Inc., 6.500%, 11/01/2031	$20,524,596
8,080,000	Kraft Foods, Inc., 7.000%, 8/11/2037	8,199,810
		61,652,948

	Foreign Agency – 0.0%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	193,878

	Foreign Local Governments – 0.0%
27,436	Province of Alberta, 5.930%, 9/16/2016, (CAD)	25,016
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	483,795
		508,811

	Government Owned - No Guarantee – 1.3%
3,820,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	2,721,975
37,780,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	32,403,604
51,020,000	DP World Ltd., 6.850%, 7/02/2037, 144A	26,278,769
		61,404,348

	Government Sponsored – 0.2%
15,000,000	Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	10,308,385

	Health Insurance – 0.1%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	4,150,715

	Healthcare – 3.1%
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	7,433,323
7,590,000	Covidien International Finance SA, 6.550%, 10/15/2037	7,700,746
9,480,000	HCA, Inc., 5.750%, 3/15/2014	5,735,400
1,950,000	HCA, Inc., 6.250%, 2/15/2013	1,218,750
3,930,000	HCA, Inc., 6.300%, 10/01/2012	2,770,650
3,810,000	HCA, Inc., 6.375%, 1/15/2015	2,324,100
4,015,000	HCA, Inc., 6.500%, 2/15/2016	2,469,225
365,000	HCA, Inc., 6.750%, 7/15/2013	229,950
3,000,000	HCA, Inc., 7.050%, 12/01/2027	1,268,370
2,290,000	HCA, Inc., 7.190%, 11/15/2015	1,268,392
2,155,000	HCA, Inc., 7.500%, 12/15/2023	1,012,098
1,310,000	HCA, Inc., 7.500%, 11/06/2033	609,150
3,890,000	HCA, Inc., 7.690%, 6/15/2025	1,711,600
4,255,000	HCA, Inc., 8.360%, 4/15/2024	1,957,300
1,225,000	HCA, Inc., MTN, 7.580%, 9/15/2025	565,878
3,135,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,390,021
2,865,000	Hospira, Inc., 6.050%, 3/30/2017	2,327,005
57,190,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	52,848,936
530,000	Owens & Minor, Inc., 6.350%, 4/15/2016 (d)	446,618
24,355,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	18,555,855
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	474,234
4,556,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	3,840,430
3,042,000	UnitedHealth Group, Inc., 6.875%, 2/15/2038	2,663,606
27,070,000	WellPoint, Inc., 6.375%, 6/15/2037	25,149,708
		145,971,345

	Home Construction – 0.4%
850,000	Centex Corp., 5.250%, 6/15/2015	527,000
3,685,000	D.R. Horton, Inc., 5.250%, 2/15/2015	2,321,550
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,476,000
2,605,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,589,050
1,870,000	Lennar Corp., Series B, 6.500%, 4/15/2016	1,140,700
2,945,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,002,600
250,000	Pulte Homes, Inc., 5.250%, 1/15/2014	178,750
9,400,000	Pulte Homes, Inc., 6.000%, 2/15/2035	4,794,000
3,645,000	Pulte Homes, Inc., 6.375%, 5/15/2033	1,931,850
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	2,589,969
		18,551,469

	Hybrid ARMs – 0.0%
144,968	Wells Fargo Mortgage Backed Securities Trust, 6.033%, 9/25/2036 (b)	86,981

	Independent Energy – 1.9%
4,020,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,550,902
15,375,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	12,128,323
10,875,000	Apache Corp., 6.000%, 1/15/2037	10,545,215
1,940,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,618,017
500,000	Devon Financing Corp. LLC, 7.875%, 9/30/2031	550,552
48,640,000	Questar Market Resources, Inc., 6.800%, 4/01/2018	46,801,846
3,585,000	Talisman Energy, Inc., 5.850%, 2/01/2037	2,493,676
5,500,000	Talisman Energy, Inc., 6.250%, 2/01/2038	3,993,506
160,000	XTO Energy, Inc., 6.100%, 4/01/2036	132,855

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Independent Energy – continued
$6,230,000	XTO Energy, Inc., 6.750%, 8/01/2037	$5,834,794
		87,649,686

	Integrated Energy – 0.0%
1,468,625	PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A	1,483,312

	Life Insurance – 0.3%
15,400,000	ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	7,772,556
9,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	6,807,026
		14,579,582

	Local Authorities – 1.0%
7,070,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	4,375,247
30,440,000	Quebec Province, Series QC, 6.750%, 11/09/2015, (NZD)	18,801,210
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	14,026,254
14,895,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (d)	8,143,990
		45,346,701

	Media Cable – 3.1%
16,501,000	Comcast Corp., 5.650%, 6/15/2035	14,669,901
2,195,000	Comcast Corp., 6.450%, 3/15/2037	2,184,282
4,610,000	Comcast Corp., 6.500%, 11/15/2035	4,588,056
32,715,000	Comcast Corp., 6.950%, 8/15/2037	34,450,596
4,100,000	Cox Communications, Inc., Class A, 6.250%, 6/01/2018, 144A	3,639,127
3,750,000	Cox Communications, Inc., Class A, 6.750%, 3/15/2011	3,650,314
4,190,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	3,827,787
79,880,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	76,908,863
350,000	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	354,765
		144,273,691

	Media Non-Cable – 0.5%
2,500,000	Clear Channel Communications, Inc., 4.250%, 5/15/2009	2,200,000
1,000,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	145,000
7,700,000	News America, Inc., 6.150%, 3/01/2037	7,184,316
4,095,000	News America, Inc., 6.200%, 12/15/2034	3,736,880
9,760,000	News America, Inc., 6.400%, 12/15/2035	9,020,758
1,005,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	135,675
1,665,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	224,775
1,950,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	263,250
1,760,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	264,000
555,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	83,250
		23,257,904

	Metals & Mining – 0.9%
3,605,000	Barrick Gold Finance Co., 5.800%, 11/15/2034	2,610,658
12,775,000	Newmont Mining Corp., 5.875%, 4/01/2035	8,968,816
1,500,000	Teck Cominco Ltd., 7.000%, 9/15/2012	825,000
1,985,000	United States Steel Corp., 6.050%, 6/01/2017	1,297,829
4,712,000	United States Steel Corp., 6.650%, 6/01/2037	2,404,727
31,890,000	United States Steel Corp., 7.000%, 2/01/2018	21,734,311
3,735,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,390,259
		41,231,600

	Mortgage Related – 0.1%
178,514	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	183,217
4,465,000	Federal Home Loan Mortgage Corp., MTN, 5.000%, 12/14/2018	4,628,039
33,384	Federal National Mortgage Association, 6.000%, 7/01/2029	34,601
		4,845,857

	Non-Captive Consumer – 1.9%
7,450,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	6,977,171
5,000,000	American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	1,867,895
88,895,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	38,471,356
984,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	936,763
63,775(†††)	SLM Corp., 6.000%, 12/15/2043	659,274
6,200,000	SLM Corp., EMTN, 4.750%, 3/17/2014, (EUR)	4,998,617
630,000	SLM Corp., MTN, 5.050%, 11/14/2014	419,258
310,000	SLM Corp., MTN, 5.125%, 8/27/2012	231,991
105,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	95,045
95,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	82,447
3,190,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	2,282,509

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer – continued
$2,120,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	$1,344,947
960,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	633,634
1,680,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,231,650
1,470,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	992,065
300,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	226,930
690,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	418,586
7,590,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)	3,895,978
31,335,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	24,774,109
		90,540,225

	Non-Captive Diversified – 4.7%
152,000	CIT Group, Inc., 5.400%, 2/13/2012	122,635
7,550,000	CIT Group, Inc., 5.500%, 12/01/2014, (GBP)	5,826,712
42,720,000	CIT Group, Inc., 12.000%, 12/18/2018	32,894,400
1,750,000	CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	1,369,254
350,000	CIT Group, Inc., EMTN, 4.650%, 9/19/2016, (EUR)	264,270
2,050,000	CIT Group, Inc., EMTN, 5.000%, 5/13/2014, (EUR)	1,622,739
4,250,000	CIT Group, Inc., EMTN, 5.500%, 12/20/2016, (GBP)	3,289,903
5,450,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	4,485,112
137,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	99,572
1,450,000	CIT Group, Inc., MTN, 4.250%, 3/17/2015, (EUR)	1,095,001
236,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	168,442
717,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	453,133
26,521,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	22,388,206
7,515,000	General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012, (AUD)	5,025,430
3,410,000	General Electric Capital Corp., 5.625%, 5/01/2018	3,434,719
2,355,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	2,305,215
14,535,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD) (d)(e)	7,592,462
6,200,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	3,806,260
13,400,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	8,426,221
4,200,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	2,343,962
13,460,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD) (d)(e)	7,575,024
17,060,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	16,617,088
22,137,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD) (d)(e)	11,531,897
1,345,000	GMAC LLC, 6.000%, 12/15/2011	1,066,635
1,310,000	GMAC LLC, 6.625%, 5/15/2012	1,009,628
1,670,000	GMAC LLC, 6.750%, 12/01/2014	1,141,689
1,500,000	GMAC LLC, 6.875%, 9/15/2011	1,214,462
400,000	GMAC LLC, 6.875%, 8/28/2012	303,310
1,210,000	GMAC LLC, 7.000%, 2/01/2012	956,166
3,143,000	GMAC LLC, 7.500%, 12/31/2013	2,200,100
5,665,000	GMAC LLC, 8.000%, 12/31/2018	2,832,500
2,335,000	GMAC LLC, 8.000%, 11/01/2031	1,366,206
2,805,000	GMAC LLC, EMTN, 4.750%, 9/14/2009, (EUR)	3,392,207
5,045,000	GMAC LLC, EMTN, 5.375%, 6/06/2011, (EUR)	4,838,831
380,000	GMAC LLC, EMTN, 5.750%, 9/27/2010, (EUR)	441,063
6,820,000	International Lease Finance Corp., 3.500%, 4/01/2009	6,475,631
8,250,000	International Lease Finance Corp., 4.750%, 7/01/2009	7,680,956
9,590,000	International Lease Finance Corp., 5.000%, 4/15/2010	7,783,724
4,751,000	International Lease Finance Corp., 6.375%, 3/15/2009	4,561,283
3,280,000	International Lease Finance Corp., 6.375%, 3/25/2013	2,228,091
16,000,000	International Lease Finance Corp., EMTN, 6.625%, 12/07/2009, (GBP)	19,200,686
655,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	451,837
2,755,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010	2,165,568
5,225,000	iStar Financial, Inc., 5.150%, 3/01/2012	1,645,875
1,000,000	iStar Financial, Inc., 5.375%, 4/15/2010	460,000
330,000	iStar Financial, Inc., 5.500%, 6/15/2012	103,950

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$3,700,000	iStar Financial, Inc., 5.650%, 9/15/2011	$1,184,000
765,000	iStar Financial, Inc., 5.800%, 3/15/2011	267,750
385,000	iStar Financial, Inc., 5.850%, 3/15/2017	115,500
1,605,000	iStar Financial, Inc., 5.875%, 3/15/2016	457,425
745,000	iStar Financial, Inc., 6.050%, 4/15/2015	219,775
535,000	iStar Financial, Inc., 8.625%, 6/01/2013	165,850
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	117,250
254,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	78,740
5,680,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,789,200
		220,653,545

	Oil Field Services – 0.1%
600,000	Transocean Ltd., 7.375%, 4/15/2018	580,706
3,840,000	Weatherford International Ltd., 6.500%, 8/01/2036	2,882,546
		3,463,252

	Paper – 2.0%
1,395,000	Bowater, Inc., 6.500%, 6/15/2013	139,500
575,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	350,750
2,460,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	1,574,400
285,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	179,550
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	904,500
2,280,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,573,200
750,000	International Paper Co., 4.000%, 4/01/2010	721,731
300,000	International Paper Co., 5.250%, 4/01/2016	202,607
989,000	International Paper Co., 5.500%, 1/15/2014	739,410
87,495,000	International Paper Co., 7.950%, 6/15/2018	69,152,548
22,860,000	Weyerhaeuser Co., 6.875%, 12/15/2033	15,181,212
5,055,000	Weyerhaeuser Co., 7.375%, 3/15/2032	3,281,959
		94,001,367

	Pharmaceuticals – 1.3%
20,830,000	Astrazeneca PLC, 6.450%, 9/15/2037	23,677,044
800,000	Elan Financial PLC, 7.750%, 11/15/2011	472,000
2,280,000	Elan Financial PLC, 8.875%, 12/01/2013	1,185,600
28,670,000	Johnson & Johnson, 5.950%, 8/15/2037	35,001,741
500,000	Schering-Plough Corp., 5.550%, 12/01/2013	503,656
		60,840,041

	Pipelines – 4.5%
1,174,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	977,216
125,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	107,687
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,460,036
2,470,000	El Paso Corp., 6.950%, 6/01/2028	1,493,135
1,000,000	El Paso Corp., 12.000%, 12/12/2013	980,000
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	445,947
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,123,423
9,455,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	8,002,409
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	3,056,305
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	70,496,209
310,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	230,950
320,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	238,400
31,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	28,293,097
5,430,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	4,423,414
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	3,614,559
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	7,771,648
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	38,831,395
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,693,757
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	12,779,905
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	3,161,682
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	3,340,210
2,415,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	1,847,803
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	17,925,800
		212,294,987

	Property & Casualty Insurance – 1.2%
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,069,636
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	11,269,465
26,460,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	19,493,055
965,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	492,150

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance – continued
$15,875,000	Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	$15,263,352
2,830,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	2,678,247
675,000	White Mountains RE Group, 6.375%, 3/20/2017, 144A	558,197
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017	3,346,152
		56,170,254

	Railroads – 1.0%
2,390,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,652,491
15,830,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	11,163,094
5,000,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	4,054,435
1,550,000	CSX Corp., 6.150%, 5/01/2037	1,240,327
18,555,000	CSX Corp., 6.250%, 3/15/2018	17,066,407
10,105,000	CSX Corp., MTN, 6.000%, 10/01/2036	8,003,524
195,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2020 (d)	117,000
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030 (d)	119,070
1,738,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045 (d)	816,860
1,700,000	Union Pacific Corp., 5.375%, 6/01/2033	1,357,552
		45,590,760

	Refining – 0.1%
3,740,000	Valero Energy Corp., 6.625%, 6/15/2037	2,750,781

	REITs – 0.9%
12,015,000	Camden Property Trust, 5.700%, 5/15/2017	7,809,750
4,000,000	Colonial Realty LP, 4.800%, 4/01/2011	3,188,796
625,000	Colonial Realty LP, 5.500%, 10/01/2015	371,369
525,000	Colonial Realty LP, 6.050%, 9/01/2016	305,921
4,230,000	Duke Realty LP, 5.950%, 2/15/2017	2,113,325
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	10,384,200
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	2,821,620
1,010,000	ERP Operating LP, 5.125%, 3/15/2016	714,585
2,420,000	ERP Operating LP, 5.750%, 6/15/2017	1,670,405
10,500,000	First Industrial LP, 5.950%, 5/15/2017	5,370,393
3,500,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	2,165,079
2,195,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,424,362
575,000	ProLogis, 5.625%, 11/15/2015	281,750
470,000	ProLogis, 5.750%, 4/01/2016	234,395
7,075,000	Realty Income Corp., 6.750%, 8/15/2019	4,094,409
745,000	Simon Property Group LP, 5.750%, 12/01/2015	486,629
		43,436,988

	Restaurants – 0.0%
1,000,000	McDonald’s Corp., 3.628%, 10/10/2010, (SGD)	716,631

	Retailers – 2.5%
1,415,000	Home Depot, Inc. (The), 5.400%, 3/01/2016	1,266,312
32,022,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	25,108,514
8,170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,423,271
16,260,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	9,842,145
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	8,450
7,385,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	4,862,195
8,845,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	5,837,364
200,000	Lowe’s Cos., Inc., 5.500%, 10/15/2035	161,260
4,000,000	Lowe’s Cos., Inc., 5.800%, 10/15/2036	3,277,612
3,375,000	Lowe’s Cos., Inc., 6.650%, 9/15/2037	3,217,236
17,730,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	9,983,869
10,695,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	5,807,043
2,750,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	1,500,378
8,240,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	3,911,726
2,078,000	Target Corp., 6.500%, 10/15/2037	1,784,318
37,872,000	Target Corp., 7.000%, 1/15/2038	35,099,580
		117,091,273

	Sovereigns – 16.2%
26,235,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	21,911,803
50,600,000	Canadian Government, 3.750%, 9/01/2011, (CAD)	43,562,727
133,990,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	116,549,050
23,725,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	20,723,293
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	3,828,821
38,265,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	31,682,924
187,955,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	171,942,665
275,170,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	250,459,310

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Sovereigns – continued
9,600,000	Canadian Government, 5.500%, 6/01/2010, (CAD)	$8,267,042
3,430,000	Canadian Government, 5.750%, 6/01/2033, (CAD)	3,778,168
4,200,900(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	29,685,531
770,000(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	5,817,049
29,165,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	21,429,583
7,630,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	5,546,741
20,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	14,545,959
325,000	Republic of Brazil, 8.875%, 4/15/2024	403,000
24,705,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,534,520
250,000	Republic of Brazil, 11.000%, 8/17/2040	326,250
6,285,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	2,789,440
80,350,000	Republic of Iceland, 7.000%, 3/17/2010, (ISK)	446,469
107,700,000	Republic of Iceland, 8.500%, 6/12/2009, (ISK)	625,045
		763,855,390

	Supermarkets – 0.4%
1,900,000	Albertson’s, Inc., 7.450%, 8/01/2029	1,225,500
1,000,000	Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	530,000
4,220,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	2,510,900
3,340,000	Kroger Co., 6.400%, 8/15/2017	3,368,267
11,100,000	Safeway, Inc., 6.350%, 8/15/2017	10,974,470
		18,609,137

	Supranational – 1.9%
90,000,000	Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	533,888
113,651,400,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR) (d)	4,969,381
15,500,000	European Investment Bank, EMTN, 4.600%, 1/30/2037, (CAD), 144A	12,446,707
19,934,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	12,521,190
22,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/11/2009, (BRL)	8,608,491
331,380,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	16,885,179
418,960,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	20,548,258
13,265,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	8,446,820
429,100,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	2,463,085
26,200,000	Nordic Investment Bank, EMTN, 11.250%, 4/16/2009, (ISK)	152,061
		87,575,060

	Technology – 4.2%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	6,114,450
2,035,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	1,840,027
2,000,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,632,854
9,000,000	Avnet, Inc., 5.875%, 3/15/2014	7,561,584
6,230,000	Avnet, Inc., 6.000%, 9/01/2015	4,770,548
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,271,675
260,000	Corning, Inc., 6.850%, 3/01/2029	200,884
6,650,000	Corning, Inc., 7.250%, 8/15/2036	5,357,213
56,440,000	Dun & Bradstreet Corp., 6.000%, 4/01/2013	53,310,233
8,915,000	Equifax, Inc., 7.000%, 7/01/2037	5,577,991
1,660,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	680,600
7,965,000	Intuit, Inc., 5.750%, 3/15/2017	5,890,094
55,000,000	KLA-Tencor Corp., 6.900%, 5/01/2018	41,598,205
38,725,000	Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038	36,756,608
4,700,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	1,880,000
4,680,000	Motorola, Inc., 5.220%, 10/01/2097	1,556,170
1,730,000	Motorola, Inc., 6.500%, 9/01/2025	856,258
4,150,000	Motorola, Inc., 6.500%, 11/15/2028	1,833,362
6,145,000	Motorola, Inc., 6.625%, 11/15/2037	2,888,150
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,356,017
2,774,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,895,421
8,880,000	Xerox Corp., 6.350%, 5/15/2018	6,944,995
7,265,000	Xerox Corp., 6.750%, 2/01/2017	5,271,731
		198,045,070

	Textile – 0.2%
25,000	Kellwood Co., 7.625%, 10/15/2017 (d)	2,250

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Textile – continued
$15,228,000	VF Corp., 6.450%, 11/01/2037	$11,980,111
		11,982,361

	Tobacco – 2.4%
100,000,000	Altria Group, Inc., 8.500%, 11/10/2013	103,574,400
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	6,592,393
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	1,370,306
		111,537,099

	Transportation Services – 0.5%
8,620,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	5,982,383
2,310,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,155,855
32,261,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	17,768,585
		24,906,823

	Wireless – 1.5%
8,650,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	3,633,000
1,220,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	518,500
15,710,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	6,598,200
6,512,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,874,640
2,375,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,686,250
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	65,565
32,100,000	Verizon Wireless Capital LLC, 8.500%, 11/15/2018, 144A	37,610,832
1,654,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,516,725
13,415,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,259,815
		68,763,527

	Wirelines – 5.3%
19,610,000	AT&T Corp., 6.500%, 3/15/2029	18,993,717
1,205,000	AT&T, Inc., 6.150%, 9/15/2034	1,238,487
14,830,000	AT&T, Inc., 6.500%, 9/01/2037	15,971,762
32,800,000	AT&T, Inc., 6.700%, 11/15/2013	34,745,762
1,590,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	1,088,013
415,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	295,828
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	2,021,213
6,415,000	BellSouth Corp., 6.000%, 11/15/2034	6,301,204
1,710,000	BellSouth Corp., 6.550%, 6/15/2034	1,733,938
350,000	GTE Corp., 6.940%, 4/15/2028	323,880
1,625,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	1,835,423
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	32,825
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	324,800
1,845,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	1,621,650
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,136,425
2,815,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	1,689,000
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	2,969,225
970,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	606,250
340,000	Qwest Corp., 6.500%, 6/01/2017	251,600
10,720,000	Qwest Corp., 6.875%, 9/15/2033	6,378,400
890,000	Qwest Corp., 7.200%, 11/10/2026	574,050
1,050,000	Qwest Corp., 7.250%, 9/15/2025	703,500
4,295,000	Qwest Corp., 7.250%, 10/15/2035	2,684,375
1,815,000	Qwest Corp., 7.500%, 6/15/2023	1,270,500
11,215,000	Telecom Italia Capital, 6.000%, 9/30/2034	7,738,350
4,180,000	Telecom Italia Capital, 6.375%, 11/15/2033	2,926,000
17,170,000	Telecom Italia Capital SA, 4.875%, 10/01/2010	15,538,850
865,000	Telecom Italia Capital SA, 5.250%, 11/15/2013	659,562
10,520,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	11,482,906
4,265,000	Telefonica Europe BV, 7.750%, 9/15/2010	4,330,519
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,007,097
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	10,020,348
7,175,000	Verizon Communications, Inc., 5.850%, 9/15/2035	7,138,766
3,676,000	Verizon Communications, Inc., 6.100%, 4/15/2018	3,662,733
3,999,000	Verizon Communications, Inc., 6.400%, 2/15/2038	4,253,744
37,120,000	Verizon Communications, Inc., 8.950%, 3/01/2039	47,947,533
5,674,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,130,797
14,540,000	Verizon New England, Inc., 6.500%, 9/15/2011	14,433,524
8,041,000	Verizon New England, Inc., Series C, 4.750%, 10/01/2013	7,128,909

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines – continued
$3,730,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	$3,115,632
		250,307,097
	Total Non-Convertible Bonds (Identified Cost $4,974,419,659)	4,276,164,890

Convertible Bonds – 0.3%
	Media Non-Cable – 0.0%
538,653	Liberty Media LLC, 3.500%, 1/15/2031	155,536

	Non-Captive Diversified – 0.0%
9,920,000	iStar Financial, Inc., 4.383%, 10/01/2012 (b)	2,876,800

	Oil Field Services – 0.0%
630,000	Transocean Ltd., 1.500%, 12/15/2037	485,100

	Pharmaceuticals – 0.1%
3,997,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	5,465,897
360,000	Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	334,800
		5,800,697

	Technology – 0.0%
710,000	Avnet, Inc., 2.000%, 3/15/2034	698,463

	Wireless – 0.1%
5,200,000	NII Holdings, Inc., 3.125%, 6/15/2012	3,152,500

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	964,087
230,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	95,738
275,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	250,250
3,760,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	2,632,000
		3,942,075
	Total Convertible Bonds (Identified Cost $27,062,281)	17,111,171

Municipals – 0.7%
	Alabama – 0.0%
1,025,000	Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	920,655

	California – 0.3%
1,075,000	San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1, (FSA insured)	911,299
1,305,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (MBIA insured)	789,916
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (Registered), (MBIA insured)	305,981
1,620,000	State of California, 4.500%, 8/01/2027, (AMBAC insured)	1,335,447
4,515,000	State of California, 4.500%, 10/01/2029	3,646,359
1,315,000	State of California, 4.500%, 8/01/2030, (AMBAC insured)	1,048,200
1,135,000	State of California, 4.500%, 8/01/2030	904,720
840,000	State of California (Various Purpose), 3.250%, 12/01/2027, (MBIA insured)	548,587
3,965,000	State of California (Various Purpose), 4.500%, 12/01/2033, (AMBAC insured)	3,055,905
280,000	University of California Regents Medical Center, 4.750%, 5/15/2031, Series A, (MBIA insured)	241,545
		12,787,959

	District Of Columbia – 0.0%
1,025,000	District of Columbia, 4.750%, 6/01/2036, Series A, (FGIC insured)	851,078

	Florida – 0.1%
1,025,000	Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A, (MBIA insured)	740,532
1,625,000	Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B, (MBIA insured)	1,341,080
		2,081,612

	Illinois – 0.0%
1,770,000	Chicago Board of Education, 4.750%, 12/01/2031, Series B, (FSA insured)	1,547,104
540,000	Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A, (FSA insured)	419,520
		1,966,624

	Louisiana – 0.0%
1,025,000	State of Louisiana, 3.250%, 5/01/2026, Series C, (FSA insured)	721,426

	Massachusetts – 0.0%
1,025,000	Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A, (AMBAC insured)	895,830

	Michigan – 0.0%
620,000	Grosse Pointe Public School System, 3.000%, 5/01/2027, (FGIC insured)	432,096
2,665,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034 (d)	1,546,393
		1,978,489

	Nebraska – 0.1%
2,560,000	Omaha Public Power District, 4.500%, 2/01/2034, Series AA, (FGIC insured)	2,150,272

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Ohio – 0.1%
$6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047 (d)	$3,566,919

	Texas – 0.1%
2,920,000	Harris County, TX, 4.500%, 10/01/2031, Series B	2,616,349

	Wisconsin – 0.0%
700,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026, (FSA insured)	542,059
755,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029, (FSA insured)	555,657
260,000	Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	204,870
		1,302,586
	Total Municipals (Identified Cost $38,649,416)	31,839,799
	Total Bonds and Notes (Identified Cost $5,040,131,356)	4,325,115,860

Short-Term Investments – 9.3%
436,722,212

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $436,722,212 on 1/02/2009 collateralized by $30,000,000 Federal Home Loan Mortgage Corp., 5.400% due 6/15/2010 valued at $30,712,500; $780,000 Federal Home Loan Mortgage Corp., 2.680% due 11/16/2009 valued at $793,650; $26,080,000 Federal Home Loan Bank, 2.750% due 6/18/2010 valued at $26,797,200; $156,000,000 Federal National Mortgage Association, 7.125% due 6/15/2010 valued at $155,220,000; $1,870,000 Federal National Mortgage Association, 3.530% due 8/25/2010 valued at $1,923,763; $75,000,000 Federal National Mortgage Association, 2.500% due 6/10/2010 valued at $75,375,000; $50,000,000 Federal Home Loan Mortgage Corp., 2.375% due 5/28/2010 valued at $50,812,500; $99,000,000 Federal National Mortgage Association, 2.375% due 5/20/2010 valued at $103,826,250, including accrued interest (f)
(Identified Cost $436,722,212)

		436,722,212
	Total Investments – 101.2% (Identified Cost $5,476,853,568)(a)	4,761,838,072
	Other assets less liabilities — (1.2)%	(58,699,755)
	Net Assets — 100.0% $	4,703,138,317

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.

12

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $5,481,425,648 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$95,452,781
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(815,040,357)

Net unrealized depreciation	$(719,587,576)

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid security. At December 31, 2008, the value of these securities amounted to 62,128,280 or 1.3% of net assets.

(e)	Valued by management. At December 31, 2008, the value of these securities amounted to $26,699,383 or 0.6% of net assets.

(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $347,812,289 or 7.4% of net assets.

ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$436,722,212
Level 2—Other Significant Observable Inputs	4,144,456,444
Level 3—Significant Unobservable Inputs	180,659,416

Total	$4,761,838,072

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$108,924,567
Realized gain (loss)	397
Change in unrealized appreciation (depreciation)	(49,294,686)
Net purchases (sales)	44,076,068
Net reclassifications to/from Level 3	76,953,070

Balance as of December 31, 2008	$180,659,416

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

13

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Net Asset Summary at December 31, 2008 (Unaudited)

Sovereigns	16.2%
Electric	5.8
Wirelines	5.4
Non-Captive Diversified	4.7
Banking	4.7
Pipelines	4.5
Technology	4.2
Healthcare	3.1
Media Cable	3.1
Brokerage	2.6
Retailers	2.5
Tobacco	2.4
Paper	2.0
Other Investments, less than 2% each	30.7
Short-Term Investments	9.3

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

Currency Exposure at December 31, 2008 as a Percentage of Net Assets (Unaudited)

United States Dollar	78.0%
Canadian Dollar	15.0
Other, less than 2% each	8.2

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

14

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 87.4% of Net Assets

	ABS Car Loan — 0.6%
$429,000	USAA Auto Owner Trust, Series 2008-3, Class A3, 4.280%, 10/15/2012	$402,724
758,996	USAA Auto Owner Trust, Series 2008-1, Class A2, 4.270%, 10/15/2010	754,626
		1,157,350

	ABS Credit Card — 2.8%
1,150,000	Capital One Multi-Asset Execution Trust, Series 2008-A6, Class A6, 2.295%, 3/17/2014(b)	1,001,563
2,000,000	Citibank Credit Card Issuance Trust, Series 2008-A3, Class A3, 1.764%, 5/18/2011(b)	1,970,425
3,000,000	Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8, 4.793%, 12/17/2018(b)	1,896,557
600,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013	563,890
		5,432,435

	ABS Home Equity — 0.7%
1,035,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	617,895
1,450,300	Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	822,320
		1,440,215

	Asset-Backed Securities — 1.1%
187,354	Americredit Automobiles Receivables Trust, Series 2007-DF, Class A2A, 5.660%, 1/06/2011	187,265
210,353	Americredit Prime Automobile, Series 2007-2M, Class A2B, 2.258%, 11/08/2010(b)	206,548
272,787	CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010	272,223
65,521	Residential Funding Mortgage Securities II, Series 2004-HI3, Class A4, 4.630%, 1/25/2020	64,674
660,000	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035	625,215
784,341	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	778,192
		2,134,117

	Automotive — 0.7%
380,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.770%, 9/20/2010	374,425
565,000	Merrill Auto Trust Securitization, Series 2008-1, Class 3A3, 5.500%, 3/15/2012	548,682
425,000	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	397,828
		1,320,935

	Collateralized Mortgage Obligation — 0.1%
132,049	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	134,273
	Commercial Mortgage-Backed Securities — 7.0%
1,120,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	941,483
1,005,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	787,809
790,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	655,248
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	1,141,030
1,535,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,393,297
1,850,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039	1,458,279
1,800,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	1,496,949
1,590,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038	1,302,667
975,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2, 5.112%, 12/12/2049	770,709
3,325,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039	2,883,480
905,000	Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.742%, 8/12/2041(b)	777,674
		13,608,625

	Government Sponsored — 4.8%
5,000,000	Federal Home Loan Banks, 3.375%, 6/24/2011	5,232,275
3,950,000	Federal Home Loan Banks, 5.000%, 9/18/2009	4,070,842
		9,303,117

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Hybrid ARMs — 0.8%
$498,646	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.879%, 1/25/2037(b)	$452,828
1,812,161	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.591%, 7/25/2035(b)	1,087,297
		1,540,125

	Mortgage Related — 58.5%
3,000,000	Federal Home Loan Banks, 3.375%, 10/20/2010	3,120,030
4,500,000	Federal Home Loan Banks, 3.625%, 9/16/2011	4,761,486
6,500,000	FHLMC, 3.875%, 6/29/2011	6,917,385
1,600,000	FHLMC, 4.125%, 10/18/2010	1,683,899
759,225	FHLMC, 4.500%, 5/01/2034	771,196
9,863,516	FHLMC 5.000%, with various maturities from 2019 to 2030(c)	10,143,973
23,475,027	FHLMC 5.500%, with various maturities from 2011 to 2023(c)	24,603,095
4,966,144	FHLMC 6.000%, with various maturities from 2019 to 2021(c)	5,149,997
8,375,046	FHLMC 6.500%, with various maturities from 2014 to 2034(c)	8,716,757
193,361	FHLMC, 7.000%, 2/01/2016	202,829
26,364	FHLMC 7.500%, with various maturities from 2012 to 2026(c)	27,564
14,311	FHLMC, 8.000%, 9/01/2015	15,212
4,669	FHLMC, 10.000%, 7/01/2019	5,300
162,098	FHLMC 11.500%, with various maturities from 2015 to 2020(c)	179,136
11,330,277	FNMA 4.000%, with various maturities from 2018 to 2019(c)	11,574,974
985,413	FNMA, 4.500%, 9/01/2019	1,011,104
3,500,000	FNMA, 5.000%, 10/15/2011	3,823,397
2,201,865	FNMA 5.500%, with various maturities from 2017 to 2036(c)	2,265,797
16,964,980	FNMA 6.000%, with various maturities from 2017 to 2034(c)	17,618,785
2,876,237	FNMA, 6.042%, 2/01/2037(b)	2,944,494
5,908,409	FNMA 6.500%, with various maturities from 2017 to 2037(c)	6,146,766
600,000	FNMA, 6.625%, 9/15/2009	624,530
274,675	FNMA, 7.000%, 12/01/2022	290,315
440,200	FNMA 7.500%, with various maturities from 2015 to 2032(c)	464,624
72,636	FNMA 8.000%, with various maturities from 2015 to 2016(c)	76,729
109,172	GNMA, 6.000%, 12/15/2031	113,146
406,866	GNMA, 6.500%, 5/15/2031	429,062
315,714	GNMA, 7.000%, 10/15/2028	334,270
1,307	GNMA, 9.500%, 8/15/2009	1,341
5,540	GNMA 12.500%, with various maturities from 2014 to 2015(c)	6,545
58,098	GNMA 16.000%, with various maturities from 2011 to 2012(c)	67,496
25,769	GNMA 17.000%, with various maturities in 2011(c)	29,920
		114,121,154

	Treasuries — 10.3%
15,069,900	U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018	14,093,883
4,360,000	U.S. Treasury Note, 3.625%, 12/31/2012	4,804,175
1,030,000	U.S. Treasury Note, 4.500%, 11/30/2011	1,134,528
		20,032,586
	Total Bonds and Notes (Identified Cost $168,890,798)	170,224,932

Short-Term Investments — 12.4%
4,500,000	Federal Home Loan Bank, Discount Notes, 0.970%, 2/02/2009(d)	4,496,000
1,500,000	Federal Home Loan Bank, Discount Notes, 2.279%, 4/20/2009(d)	1,499,325
3,700,000	Federal Home Loan Bank, Discount Notes, 2.342%, 3/04/2009(d)	3,699,560
3,680,000	Federal Home Loan Mortgage Corp., Discount Notes, 2.345%, 3/09/2009(d)	3,679,529

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — continued
$4,600,000	Federal National Mortgage Association, Discount Notes, 2.676%, 2/02/2009(d)	$4,599,959
1,760,000	Federal National Mortgage Association, Discount Notes, 3.022%, 8/07/2009(d)	1,754,695
4,531,530	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $4,531,530 on 1/02/2009, collateralized by $4,450,000 Federal National Mortgage Association, 4.330% due 7/28/2011 valued at $4,622,438 including accrued interest(e)	4,531,530
	Total Short-Term Investments (Identified Cost $24,181,981)	24,260,598
	Total Investments — 99.8% (Identified Cost $193,072,779)(a)	194,485,530
	Other assets less liabilities — 0.2%	393,383
	Net Assets — 100.0%	$194,878,913

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2008, the net unrealized appreciation on investments based on a cost of $193,192,790 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,617,616
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,324,876)

Net unrealized appreciation	$1,292,740

At September 30, 2008, the Fund had a capital loss carryforward of approximately $12,633,127 of which $4,128,091 expires on September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expire on September 30, 2011, $193,904 expire on September 30, 2012, $2,770,324 expire on September 30, 2014, $4,336,746 expire on September 30, 2015, $115,630 expire on September 30, 2016. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Schedule of Investments.
(d)	Rate represents discount rate at time of purchase.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ABS	Asset-Backed Securities

ARM	Adjustable Rate Mortgage

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$4,531,530
Level 2—Other Significant Observable Inputs	187,426,488
Level 3—Significant Unobservable Inputs	2,527,512

Total	$194,485,530

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$743,234
Realized gain (loss)	4,779
Change in unrealized appreciation (depreciation)	(1,101,730)
Net purchases (sales)	(229,417)
Net reclassifications to/from Level 3	3,110,646

Balance as of December 31, 2008	$2,527,512

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Net Asset Summary at December 31, 2008 (Unaudited)

Mortgage Related	58.5%
Treasuries	10.3
Commercial Mortgage-Backed Securities	7.0
Government Sponsored	4.8
ABS Credit Card	2.8
Other Investments, less than 2% each	4.0
Short-Term Investments	12.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 97.1% of Net Assets

Air Freight & Logistics – 1.6%
C.H. Robinson Worldwide, Inc.	26,533	$1,460,111

Beverages – 1.6%
Molson Coors Brewing Co., Class B	29,408	1,438,639

Biotechnology – 6.9%
Alexion Pharmaceuticals, Inc.(b)	33,658	1,218,083
Genzyme Corp.(b)	21,739	1,442,817
Myriad Genetics, Inc.(b)	22,863	1,514,902
Onyx Pharmaceuticals, Inc.(b)	33,592	1,147,503
OSI Pharmaceuticals, Inc.(b)	26,777	1,045,642

		6,368,947

Capital Markets – 4.5%
Eaton Vance Corp.	82,348	1,730,131
T. Rowe Price Group, Inc.	67,586	2,395,248

		4,125,379

Commercial Services & Supplies – 5.2%
Stericycle, Inc.(b)	39,951	2,080,648
Tetra Tech, Inc.(b)	57,479	1,388,118
Waste Connections, Inc.(b)	41,434	1,308,071

		4,776,837

Communications Equipment – 1.7%
Juniper Networks, Inc.(b)	89,623	1,569,299

Construction & Engineering – 6.4%
Aecom Technology Corp.(b)	68,887	2,116,898
Granite Construction, Inc.	40,948	1,798,846
URS Corp.(b)	49,085	2,001,195

		5,916,939

Diversified Consumer Services – 7.7%
Apollo Group, Inc. Class A(b)	39,015	2,989,329
DeVry, Inc.	26,259	1,507,529
Strayer Education, Inc.	11,973	2,567,131

		7,063,989

Diversified Financial Services – 1.7%
IntercontinentalExchange, Inc.(b)	18,428	1,519,204

Food & Staples Retailing – 1.9%
BJ’s Wholesale Club, Inc.(b)	52,059	1,783,541

Health Care Equipment & Supplies – 3.0%
C.R. Bard, Inc.	20,944	1,764,742
NuVasive, Inc.(b)	28,119	974,323

		2,739,065

Health Care Providers & Services – 2.2%
Express Scripts, Inc.(b)	36,579	2,011,113

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Hotels, Restaurants & Leisure – 2.0%
Yum! Brands, Inc.	59,162	$1,863,603

Household Products – 1.6%
Church & Dwight Co., Inc.	25,280	1,418,714

Insurance – 3.1%
Arch Capital Group Ltd.(b)	20,269	1,420,857
Fairfax Financial Holdings Ltd.	4,577	1,434,478

		2,855,335

Internet & Catalog Retail – 1.0%
Priceline.com, Inc.(b)	12,982	956,124

IT Services – 1.7%
MasterCard, Inc., Class A	10,839	1,549,218

Life Sciences Tools & Services – 1.6%
Illumina, Inc.(b)	56,371	1,468,465

Machinery – 1.7%
Wabtec Corp.	39,342	1,563,845

Metals & Mining – 8.2%
Agnico-Eagle Mines Ltd.	29,835	1,531,431
Kinross Gold Corp.	131,248	2,417,588
Nucor Corp.	48,995	2,263,569
Steel Dynamics, Inc.	118,235	1,321,867

		7,534,455

Multiline Retail – 7.0%
Dollar Tree, Inc.(b)	86,935	3,633,883
Family Dollar Stores, Inc.	53,775	1,401,914
Kohl’s Corp.(b)	37,631	1,362,242

		6,398,039

Oil, Gas & Consumable Fuels – 6.6%
Concho Resources, Inc.(b)	60,021	1,369,679
Petrohawk Energy Corp.(b)	94,471	1,476,582
Range Resources Corp.	44,046	1,514,742
Southwestern Energy Co.(b)	58,768	1,702,509

		6,063,512

Semiconductors & Semiconductor Equipment – 3.4%
Broadcom Corp. Class A(b)	103,681	1,759,467
Marvell Technology Group Ltd.(b)	209,865	1,399,799

		3,159,266

Software – 5.6%
Ansys, Inc.(b)	34,981	975,620
Citrix Systems, Inc.(b)	39,496	930,921
Informatica Corp.(b)	75,018	1,029,997

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Software – continued
McAfee, Inc.(b)	64,060	$2,214,554

		5,151,092

Specialty Retail – 1.6%
Ross Stores, Inc.	50,216	1,492,922

Textiles, Apparel & Luxury Goods – 1.4%
Coach, Inc.(b)	62,754	1,303,401

Thrifts & Mortgage Finance – 4.3%
Hudson City Bancorp, Inc.	128,619	2,052,759
People’s United Financial, Inc.	104,786	1,868,335

		3,921,094

Wireless Telecommunication Services – 1.9%
American Tower Corp., Class A(b)	58,190	1,706,131

TOTAL COMMON STOCKS (Identified Cost $96,688,963)		89,178,279

	Principal Amount
SHORT-TERM INVESTMENTS – 3.2%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $2,918,605 on 01/02/2009 collateralized by $2,885,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $2,978,763, including accrued interest(c) (Identified Cost $2,918,605)	$2,918,605	2,918,605

TOTAL INVESTMENTS – 100.3% (Identified Cost $99,607,568)(a)		92,096,884
Other assets less liabilities—(0.3)%		(270,171)

NET ASSETS – 100.0%		$91,826,713

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $99,607,568 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,291,071
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,801,755)

Net unrealized depreciation	$(7,510,684)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $86,273,160 of which, $65,130,772 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. At September 30, 2008 post-October capital loss deferrals were $18,347,531. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$92,096,884
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$92,096,884

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Metals & Mining	8.2%
Diversified Consumer Services	7.7
Multiline Retail	7.0
Biotechnology	6.9
Oil, Gas & Consumable Fuels	6.6
Construction & Engineering	6.4
Software	5.6
Commercial Services & Supplies	5.2
Capital Markets	4.5
Thrifts & Mortgage Finance	4.3
Semiconductors & Semiconductor Equipment	3.4
Insurance	3.1
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	21.0
Short-Term Investments	3.2

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

5

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 5.1%
2,582	General Dynamics Corp.	$148,697
4,780	Lockheed Martin Corp.	401,902
5,745	Precision Castparts Corp.	341,713
4,339	Rockwell Collins, Inc.	169,612
2,648	United Technologies Corp.	141,933
		1,203,857

	Beverages – 0.8%
10,940	Dr Pepper Snapple Group, Inc.(b)	177,775

	Biotechnology – 5.2%
4,735	Amgen, Inc.(b)	273,446
5,247	Celgene Corp.(b)	290,054
4,375	Genzyme Corp.(b)	290,369
6,914	Gilead Sciences, Inc.(b)	353,582
		1,207,451

	Capital Markets – 2.0%
2,545	Goldman Sachs Group, Inc.	214,773
6,755	State Street Corp.	265,674
		480,447

	Chemicals – 2.0%
5,461	Ecolab, Inc.	191,954
1,410	Monsanto Co.	99,193
2,966	Praxair, Inc.	176,062
		467,209

	Commercial Banks – 3.4%
5,492	PNC Financial Services Group, Inc.	269,108
17,611	Wells Fargo & Co.	519,172
		788,280

	Communications Equipment – 3.6%
23,732	Cisco Systems, Inc.(b)	386,832
5,796	F5 Networks, Inc.(b)	132,496
8,906	QUALCOMM, Inc.	319,102
		838,430

	Computers & Peripherals – 6.2%
6,976	Apple, Inc.(b)	595,402
23,331	Hewlett-Packard Co.	846,682
		1,442,084

	Construction & Engineering – 0.4%
2,190	Jacobs Engineering Group, Inc.(b)	105,339

	Containers & Packaging – 1.0%
6,427	Owens-Illinois, Inc.(b)	175,650
2,316	Pactiv Corp.(b)	57,622
		233,272

	Diversified Financial Services – 4.3%
24,099	Bank of America Corp.	339,314
587	CME Group, Inc.	122,161
17,002	JPMorgan Chase & Co.	536,073
		997,548

	Diversified Telecommunication Services – 3.6%
16,106	AT&T, Inc.	459,021
4,337	Embarq Corp.	155,959
6,599	Verizon Communications, Inc.	223,706
		838,686

	Electric Utilities – 1.7%
6,878	American Electric Power Co., Inc.	228,900
3,112	Exelon Corp.	173,058
		401,958

	Energy Equipment & Services – 1.5%
9,500	Halliburton Co.	172,710
4,172	Schlumberger Ltd.	176,601
		349,311

	Food & Staples Retailing – 7.0%
22,733	Kroger Co. (The)	600,379
18,371	Wal-Mart Stores, Inc.	1,029,878
		1,630,257

	Food Products – 1.5%
7,959	Kellogg Co.	349,002

	Health Care Equipment & Supplies – 1.1%
4,823	Baxter International, Inc.	258,465

	Health Care Providers & Services – 1.2%
6,698	Medco Health Solutions, Inc.(b)	280,713

	Hotels, Restaurants & Leisure – 2.1%
7,874	McDonald’s Corp.	489,684

	Household Products – 3.1%
11,581	Procter & Gamble Co. (The)	715,937

	Insurance – 3.4%
3,320	Chubb Corp. (The)	169,320
12,636	Metlife, Inc.	440,491
4,128	Travelers Cos., Inc. (The)	186,586
		796,397

	Machinery – 3.3%
3,937	Cummins, Inc.	105,236
7,815	Danaher Corp.	442,407
4,593	Eaton Corp.	228,318
		775,961

	Media – 1.1%
10,999	DIRECTV Group, Inc. (The)(b)	251,987

	Multi-Utilities & Unregulated Power – 2.4%
8,598	PG&E Corp.	332,829
7,724	Public Service Enterprise Group, Inc.	225,309
		558,138

	Multiline Retail – 2.3%
5,894	Dollar Tree, Inc.(b)	246,369
7,964	Kohl’s Corp.(b)	288,297
		534,666

	Oil, Gas & Consumable Fuels – 11.9%
7,900	Chevron Corp.	584,363
14,931	ExxonMobil Corp.	1,191,942
4,846	Marathon Oil Corp.	132,586
6,592	Occidental Petroleum Corp.	395,454
9,884	Petrohawk Energy Corp.(b)	154,487
9,049	XTO Energy, Inc.	319,158
		2,777,990

	Pharmaceuticals – 6.7%
3,782	Allergan, Inc.	152,490
15,951	Bristol-Myers Squibb Co.	370,861
2,942	Johnson & Johnson	176,020
9,786	Merck & Co., Inc.	297,494
20,309	Pfizer, Inc.	359,672
5,962	Wyeth	223,635
		1,580,172

	Road & Rail – 2.1%
3,339	Burlington Northern Santa Fe Corp.	252,796
5,080	Union Pacific Corp.	242,824
		495,620

1

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment – 0.8%
23,460	NVIDIA Corp.(b)	$189,322

	Software – 4.6%
11,552	McAfee, Inc.(b)	399,353
35,360	Microsoft Corp.	687,398
		1,086,751

	Specialty Retail – 2.7%
10,138	Bed Bath & Beyond, Inc.(b)	257,708
28,726	Gap, Inc. (The)	384,641
		642,349
	Total Common Stocks (Identified Cost $26,699,205)	22,945,058

Principal Amount
Short-Term Investment – 2.8%
$654,943	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $654,943 on 1/02/2009 collateralized by $650,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $671,125 including accrued interest(c) (Identified Cost $654,943)	654,943

	Total Investments - 100.9% (Identified Cost $27,354,148)(a)	23,600,001
	Other assets less liabilities — (0.9)%	(222,081)
	Net Assets — 100.0%	$23,377,920

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $27,371,582 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$400,488
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,172,069)

Net unrealized depreciation	$(3,771,581)

At September 30, 2008 post-October capital loss deferrals were $1,121,319. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$23,600,001
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$23,600,001

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Net Asset Summary At December 31, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	11.9%
Food & Staples Retailing	7.0
Pharmaceuticals	6.7
Computers & Peripherals	6.2
Biotechnology	5.2
Aerospace & Defense	5.1
Software	4.6
Diversified Financial Services	4.3
Diversified Telecommunication Services	3.6
Communications Equipment	3.6
Insurance	3.4
Commercial Banks	3.4
Machinery	3.3
Household Products	3.1
Specialty Retail	2.7
Multi-Utilities & Unregulated Power	2.4
Multiline Retail	2.3
Road & Rail	2.1
Hotels, Restaurants & Leisure	2.1
Capital Markets	2.0
Chemicals	2.0
Other Investments, less than 2% each	11.1
Short-Term Investment	2.8

Total Investments	100.9
Other Assets less liabilities	(0.9)

Net Assets	100.0%

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 96.0% of Net Assets

Aerospace & Defense – 4.3%
Aerovironment, Inc.(b)	26,480	$974,729
Curtiss-Wright Corp.	29,192	974,721
Moog, Inc., Class A(b)	24,085	880,788
Orbital Sciences Corp.(b)	59,926	1,170,355

		4,000,593

Beverages – 0.7%
Heckmann Corp.(b)	112,538	635,840

Biotechnology – 5.8%
Alexion Pharmaceuticals, Inc.(b)	18,783	679,757
BioMarin Pharmaceutical, Inc.(b)	36,990	658,422
Cubist Pharmaceuticals, Inc.(b)	26,419	638,283
Genomic Health, Inc.(b)	33,460	651,801
Isis Pharmaceuticals, Inc.(b)	51,044	723,804
Onyx Pharmaceuticals, Inc.(b)	22,043	752,989
Osiris Therapeutics, Inc.(b)	31,147	596,776
Regeneron Pharmaceuticals, Inc.(b)	37,355	685,838

		5,387,670

Capital Markets – 3.7%
Greenhill & Co., Inc.	12,805	893,405
KBW, Inc.(b)	34,552	794,696
Riskmetrics Group, Inc.(b)	45,470	677,048
Stifel Financial Corp.(b)	22,740	1,042,629

		3,407,778

Commercial Banks – 3.0%
IBERIABANK Corp.	12,600	604,800
PrivateBankcorp, Inc.	25,892	840,454
Signature Bank(b)	28,265	810,923
Texas Capital Bancshares, Inc.(b)	41,501	554,453

		2,810,630

Commercial Services & Supplies – 7.8%
Clean Harbors, Inc.(b)	17,531	1,112,167
FTI Consulting, Inc.(b)	15,934	711,931
Hill International, Inc.(b)	146,910	1,034,246
ICF International, Inc.(b)	70,612	1,734,937
Sykes Enterprises, Inc.(b)	36,090	690,041
Team, Inc.(b)	42,646	1,181,294
Waste Connections, Inc.(b)	22,006	694,729

		7,159,345

Communications Equipment – 4.4%
Brocade Communications Systems, Inc.(b)	204,029	571,281
DG FastChannel, Inc.(b)	71,034	886,504
F5 Networks, Inc.(b)	32,608	745,419
Neutral Tandem, Inc.(b)	58,070	941,896
Riverbed Technology, Inc.(b)	77,147	878,704

		4,023,804

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)

COMMON STOCKS – continued

Construction & Engineering – 2.7%
MasTec, Inc.(b)	107,110	$1,240,334

Construction & Engineering – continued
Northwest Pipe Co.(b)	30,451	1,297,517

		2,537,851

Diversified Consumer Services – 3.8%
American Public Education, Inc.(b)	24,727	919,597
Capella Education Co.(b)	14,478	850,727
DeVry, Inc.	17,459	1,002,321
Grand Canyon Education, Inc.(b)	40,861	767,370

		3,540,015

Diversified Telecommunication Services – 2.3%
Cbeyond, Inc.(b)	58,957	942,133
NTELOS Holdings Corp.	47,853	1,180,055

		2,122,188

Electric Utilities – 1.3%
ITC Holdings Corp.	27,151	1,185,956

Electrical Equipment – 0.7%
Energy Conversion Devices, Inc.(b)	23,916	602,922

Electronic Equipment & Instruments – 1.1%
IPG Photonics Corp.(b)	78,253	1,031,375

Energy Equipment & Services – 3.7%
Dresser-Rand Group, Inc.(b)	29,707	512,446
Hornbeck Offshore Services, Inc.(b)	38,884	635,365
IHS, Inc., Class A(b)	24,896	931,608
Oceaneering International, Inc.(b)	20,728	604,014
Tesco Corp.(b)	101,586	725,324

		3,408,757

Food Products – 1.2%
Green Mountain Coffee Roasters, Inc.(b)	27,803	1,075,976

Health Care Equipment & Supplies – 4.4%
Masimo Corp.(b)	25,243	752,999
Merit Medical Systems, Inc.(b)	50,149	899,171
Natus Medical, Inc.(b)	67,580	875,161
NuVasive, Inc.(b)	20,344	704,920
SonoSite, Inc.(b)	44,565	850,300

		4,082,551

Health Care Providers & Services – 7.8%
Bio-Reference Labs, Inc.(b)	28,561	749,155
CardioNet, Inc.(b)	54,666	1,347,517
Catalyst Health Solutions, Inc.(b)	57,959	1,411,302
Gentiva Health Services, Inc.(b)	47,701	1,395,731

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Health Care Providers & Services – continued
MWI Veterinary Supply, Inc.(b)	22,645	$610,509
Psychiatric Solutions, Inc.(b)	28,788	801,746
Sun Healthcare Group, Inc.(b)	100,982	893,691

		7,209,651

Health Care Technology – 2.1%
MedAssets, Inc.(b)	61,180	893,228
Phase Forward, Inc.(b)	81,879	1,025,125

		1,918,353

Hotels, Restaurants & Leisure – 1.2%
Buffalo Wild Wings, Inc.(b)	26,362	676,185
Morgans Hotel Group(b)	87,700	408,682

		1,084,867

Insurance – 1.6%
AmTrust Financial Services, Inc.	65,114	755,322
Arch Capital Group Ltd.(b)	10,145	711,165

		1,466,487

Internet Software & Services – 4.1%
Ariba, Inc.(b)	141,661	1,021,376
Constant Contact, Inc.(b)	70,291	931,356
SkillSoft PLC, ADR(b)	142,582	1,018,035
Vocus, Inc.(b)	45,814	834,273

		3,805,040

IT Services – 1.8%
CyberSource Corp.(b)	59,823	717,278
Syntel, Inc.	39,693	917,702

		1,634,980

Life Sciences Tools & Services – 1.4%
Icon PLC, Sponsored ADR(b)	35,267	694,407
Luminex Corp.(b)	29,145	622,537

		1,316,944

Machinery – 3.3%
Energy Recovery, Inc.(b)	87,240	661,279
ESCO Technologies, Inc.(b)	19,577	801,678
Freightcar America, Inc.	34,006	621,290
Valmont Industries, Inc.	15,124	928,009

		3,012,256

Oil, Gas & Consumable Fuels – 4.0%
Arena Resources, Inc.(b)	30,355	852,672
Comstock Resources, Inc.(b)	21,983	1,038,697
Concho Resources, Inc.(b)	39,989	912,549
Goodrich Petroleum Corp.(b)	28,569	855,641

		3,659,559

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Pharmaceuticals – 3.0%
Auxilium Pharmaceuticals, Inc.(b)	26,627	$757,272
Eurand NV(b)	72,632	625,361
Questcor Pharmaceuticals, Inc.(b)	55,102	513,000
Viropharma, Inc.(b)	70,602	919,238

		2,814,871

Professional Services – 1.1%
Huron Consulting Group, Inc.(b)	18,110	1,037,160

Semiconductors & Semiconductor Equipment – 5.0%
Cavium Network, Inc.(b)	64,411	676,960
Lam Research Corp.(b)	36,098	768,165
Netlogic Microsystems, Inc.(b)	42,052	925,564
Power Integrations, Inc.	32,009	636,339
Silicon Laboratories, Inc.(b)	32,174	797,272
Varian Semiconductor Equipment Associates, Inc.(b)	42,694	773,615

		4,577,915

Software – 5.8%
Blackboard, Inc.(b)	40,021	1,049,751
Concur Technologies, Inc.(b)	22,305	732,050
Informatica Corp.(b)	74,986	1,029,558
NetScout Systems, Inc.(b)	57,593	496,452
Solera Holdings, Inc.(b)	47,468	1,143,979
Tyler Technologies, Inc.(b)	76,678	918,602

		5,370,392

Specialty Retail – 2.3%
Gymboree Corp.(b)	28,430	741,739
Hibbett Sports, Inc.(b)	44,245	695,089
Ulta Salon, Cosmetics & Fragrance, Inc.(b)	80,195	664,014

		2,100,842

Textiles, Apparel & Luxury Goods – 0.6%
True Religion Apparel, Inc.(b)	41,962	522,007

TOTAL COMMON STOCKS (Identified Cost $105,568,200)		88,544,575

Principal Amount
SHORT-TERM INVESTMENTS – 4.5%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08 at 0.000% to be repurchased at $4,144,775 on 1/02/09 collateralized by $4,095,000 Federal National Mortgage Association, 4.600% due 11/10/11 valued at $4,228,088 including accrued interest(c) (Identified Cost $4,144,775)	$4,144,775	4,144,775

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

TOTAL INVESTMENTS – 100.5% (Identified Cost $109,712,975)(a)	$92,689,350
Other assets less liabilities—(0.5)%	(468,033)

NET ASSETS – 100.0%	$92,221,317

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market markers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and non-taxable dividends.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $109,791,438 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,930,736
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,032,824)

Net unrealized depreciation	$(17,102,088)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $197,597,555 of which $138,314,515 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. At September 30, 2008 post-October capital loss deferrals were $7,364,469. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$92,689,350
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$92,689,350

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Health Care Providers & Services	7.8%
Commercial Services & Supplies	7.8
Biotechnology	5.8
Software	5.8
Semiconductors & Semiconductor Equipment	5.0
Health Care Equipment & Supplies	4.4
Communications Equipment	4.4
Aerospace & Defense	4.3
Internet Software & Services	4.1
Oil, Gas & Consumable Fuels	4.0
Diversified Consumer Services	3.8
Energy Equipment & Services	3.7
Capital Markets	3.7
Machinery	3.3
Pharmaceuticals	3.0
Commercial Banks	3.0
Construction & Engineering	2.7
Diversified Telecommunication Services	2.3
Specialty Retail	2.3
Health Care Technology	2.1
Other Investments, less than 2% each	12.7
Short-Term Investments	4.5

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

6

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.6% of Net Assets
Non-Convertible Bonds — 81.3%

	ABS Credit Card — 0.6%
$80,700,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	$52,685,762

	Aerospace & Defense — 0.1%
1,380,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014	1,135,050
2,795,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	1,698,056
11,700,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	7,429,500
		10,262,606

	Airlines — 1.4%
825,000	American Airlines, Inc., Series 1999-1, Class B, 7.324%, 4/15/2011	693,000
673,443	American Airlines, Inc., Series 93A6, 8.040%, 4/15/2011	404,066
190,344	Continental Airlines, Inc., Series 1996-1, Class A, 6.940%, 4/15/2015	157,034
5,589,326	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 7/02/2018	3,800,741
5,653,378	Continental Airlines, Inc., Series 1998-1, Class 1B, 6.748%, 9/15/2018	3,957,365
6,519,752	Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 2/02/2020	3,846,654
1,748,369	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 2/02/2011	1,538,565
4,159,411	Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021	2,703,617
7,323,915	Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	4,540,827
2,398,957	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	1,391,395
11,915,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	7,983,050
16,802,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	8,232,980
5,377,930	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	3,710,772
934,936	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	591,347
9,589,511	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	4,842,703
32,444,801	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	18,493,537
26,990,000	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	13,495,000
1,500,000	Qantas Airways Ltd., 144A, 5.125%, 6/20/2013	1,377,197
32,710,000	Qantas Airways Ltd., 144A, 6.050%, 4/15/2016	29,914,178
19,114,804	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	11,182,160
		122,856,188

	Automotive — 1.8%
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,390,599
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	1,667,995
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	6,324,724
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	4,253,551
17,816,000	Ford Motor Co., 6.375%, 2/01/2029	3,919,520
1,705,000	Ford Motor Co., 6.500%, 8/01/2018	409,200
500,000	Ford Motor Co., 6.625%, 2/15/2028	110,000
73,114,000	Ford Motor Co., 6.625%, 10/01/2028	16,085,080
1,940,000	Ford Motor Co., 7.125%, 11/15/2025	455,900
86,090,000	Ford Motor Co., 7.450%, 7/16/2031	24,105,200
800,000	Ford Motor Co., 7.500%, 8/01/2026	188,000
46,872,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	39,833,232
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	7,382,555
15,465,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	11,297,322
1,030,000	Ford Motor Credit Co. LLC, 7.875%, 6/15/2010	824,185
14,595,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	9,506,701
10,625,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	8,043,422
1,645,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	1,315,990
7,640,000	Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010, (EUR)	6,584,385
2,005,000	General Motors Corp., 7.250%, 7/03/2013, (EUR)	557,410
7,365,000	General Motors Corp., 7.400%, 9/01/2025	1,104,750
52,725,000	General Motors Corp., 8.250%, 7/15/2023	7,908,750
2,530,000	General Motors Corp., 8.375%, 7/15/2033	411,125

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$4,977,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	$2,488,500
		156,168,096

	Banking — 4.7%
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	18,586,903
1,006,000,000	Barclays Financial LLC, 144A, 4.160%, 2/22/2010, (THB)	28,360,638
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	45,493,609
17,310,000,000	Barclays Financial LLC, EMTN, 144A, 4.060%, 9/16/2010, (KRW)	14,032,981
135,000,000	Barclays Financial LLC, EMTN, 144A, 4.100%, 3/22/2010, (THB)	3,797,700
21,340,000,000	Barclays Financial LLC, EMTN, 144A, 4.460%, 9/23/2010, (KRW)	17,411,868
224,520,000,000	BNP Paribas SA, MTN, 144A, Zero Coupon, 6/13/2011, (IDR)	12,921,229
18,650,000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	8,313,885
2,540,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	2,270,971
1,285,000	Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014	1,157,308
119,806,078	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011(b)	74,747,012
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	4,773,268
109,312,000,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011, (IDR)	6,063,306
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	9,645,651
599,726,100,000	JPMorgan Chase & Co., EMTN, 144A, Zero Coupon, 3/28/2011, (IDR)	33,265,541
92,000,000	JPMorgan Chase Bank, 144A, Zero Coupon, 5/17/2010, (BRL)	31,649,381
76,496,404,750	JPMorgan Chase Bank, EMTN, 144A, Zero Coupon, 10/21/2010, (IDR)	5,014,023
2,500,000	Kaupthing Bank Hf, 144A, 5.453%, 1/15/2010(b)(c)	175,000
36,300,000	Kaupthing Bank Hf, Series D, 144A, 5.750%, 10/04/2011(c)	2,541,000
9,300,000	Kaupthing Bank Hf, Series E, 144A, 6.125%, 10/04/2016(c)	651,000
60,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	353,054
500,000	Morgan Stanley, 5.375%, 10/15/2015	430,404
205,000	Morgan Stanley, 6.750%, 4/15/2011	201,705
110,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	90,671
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	487,943
14,065,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	12,339,084
910,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	755,283
3,283,000,000	Rabobank Nederland, EMTN, 144A, 10.250%, 9/10/2009, (ISK)	18,951,508
460,000,000	Rabobank Nederland, EMTN, 12.500%, 2/17/2009, (ISK)	2,703,184
6,990,000,000	Rabobank Nederland, EMTN, 144A, 14.000%, 1/28/2009, (ISK)	41,511,446
		398,696,556

	Brokerage — 0.2%
91,745,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)	9,174
7,370,000	Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)	737
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	17,777,659
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,043,572
		20,831,142

	Building Materials — 0.9%
17,995,000	Owens Corning, Inc., 6.500%, 12/01/2016	13,032,105
35,725,000	Owens Corning, Inc., 7.000%, 12/01/2036	23,426,347
4,538,000	Ply Gem Industries, Inc., 9.000%, 2/15/2012(d)(e)	1,089,120
43,962,000	USG Corp., 6.300%, 11/15/2016	26,926,725
12,880,000	USG Corp., 9.000%, 1/15/2018	8,146,600
		72,620,897

	Chemicals — 0.3%
23,584,000	Borden, Inc., 7.875%, 2/15/2023	2,830,080
6,920,000	Borden, Inc., 8.375%, 4/15/2016	692,000
8,757,000	Borden, Inc., 9.200%, 3/15/2021	1,313,550
6,490,000	Georgia Gulf Corp., 10.750%, 10/15/2016	1,557,600
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029(e)	7,711,500
1,650,000	Koppers Holdings, Inc., (Step to 9.875% on 11/15/2009), Zero Coupon, 11/15/2014(f)	1,278,750
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	3,510,911
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	5,091,187
5,820,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	4,306,800
		28,292,378

	Construction Machinery — 0.2%
2,590,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	1,997,537
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,007,350

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — continued
$18,243,000	United Rentals North America, Inc., 7.000%, 2/15/2014	$11,128,230
1,630,000	United Rentals North America, Inc., 7.750%, 11/15/2013	1,059,500
		15,192,617

	Consumer Cyclical Services — 0.9%
101,985,000	Western Union Co., 6.200%, 11/17/2036	79,024,607
	Containers & Packaging — 0.0%
1,750,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	1,897,417

	Electric — 4.6%
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)	7,200,973
4,020,000	AES Corp. (The), Senior Note, 7.750%, 3/01/2014	3,537,600
71,400,000	Bruce Mansfield Unit, 6.850%, 6/01/2034(e)	56,767,284
32,125,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	24,848,463
3,755,000	Dominion Resources, Inc., Series B, 5.950%, 6/15/2035	3,208,407
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	6,877,750
1,000,000	Dynegy Holdings, Inc., 7.500%, 6/01/2015	700,000
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	4,939,725
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	345,000
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	5,293,050
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	73,780,000
250,000	Empresa Nacional de Electricidad SA, (Endesa-Chile), 8.350%, 8/01/2013	264,011
4,875,000	Empresa-Chile Overseas Co., 7.875%, 2/01/2027	5,221,252
555,000	Enersis SA, Cayman Island, 7.400%, 12/01/2016	558,231
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	4,853,117
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	929,842
40,255,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	39,294,717
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	13,646,050
43,450,000	Nisource Finance Corp., 6.400%, 3/15/2018	27,116,146
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,337,500
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	4,650,000
1,535,500	Quezon Power (Philippines) Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,228,400
25,230,000	Reliant Energy, Inc., Senior Note, 7.875%, 6/15/2017	20,436,300
1,050,000	SP PowerAssets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	751,086
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	7,064,915
46,215,000	TXU Corp., Series P, 5.550%, 11/15/2014	21,592,942
101,030,000	TXU Corp., Series Q, 6.500%, 11/15/2024	35,743,202
6,245,000	TXU Corp., Series R, 6.550%, 11/15/2034	2,108,262
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(e)	6,662,111
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(e)	10,432,471
4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(e)	3,668,688
		396,057,495

	Entertainment — 0.3%
12,440,000	Six Flags, Inc., 9.625%, 6/01/2014	1,866,000
1,035,000	Six Flags, Inc., 9.750%, 4/15/2013	147,487
32,790,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	25,913,183
		27,926,670

	Food & Beverage — 1.3%
2,085,000	Aramark Services, Inc., 5.000%, 6/01/2012	1,626,300
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	20,190,511
11,290,000	Dean Foods Co., 7.000%, 6/01/2016	9,596,500
1,935,000	Dole Food Co., Inc., 8.625%, 5/01/2009	1,751,175
35,447,000	Kraft Foods, Inc., 6.500%, 8/11/2017	35,629,269
30,680,000	Kraft Foods, Inc., 7.000%, 8/11/2037	31,134,923
14,120,000	Sara Lee Corp., 6.125%, 11/01/2032	11,602,065
		111,530,743

	Government Owned - No Guarantee — 0.3%
26,435,000	Abu Dhabi National Energy Co., 144A, 7.250%, 8/01/2018	22,673,088
10,300,000	DP World Ltd., 144A, 6.850%, 7/02/2037	5,305,200
		27,978,288

	Government Sponsored — 0.4%
50,000,000	Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	34,361,283

	Health Insurance — 0.1%
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	11,660,808

	Healthcare — 4.6%
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,350,250
8,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	7,036,650

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	$12,217,400
17,785,000	HCA, Inc., 5.750%, 3/15/2014	10,759,925
3,800,000	HCA, Inc., 6.250%, 2/15/2013	2,375,000
17,035,000	HCA, Inc., 6.375%, 1/15/2015	10,391,350
49,350,000	HCA, Inc., 6.500%, 2/15/2016	30,350,250
2,074,000	HCA, Inc., 6.750%, 7/15/2013	1,306,620
14,405,000	HCA, Inc., 7.050%, 12/01/2027	6,090,290
10,694,000	HCA, Inc., 7.190%, 11/15/2015	5,923,225
17,172,000	HCA, Inc., 7.500%, 12/15/2023	8,064,847
18,745,000	HCA, Inc., 7.500%, 11/06/2033	8,716,425
43,253,000	HCA, Inc., 7.690%, 6/15/2025	19,031,320
27,895,000	HCA, Inc., 8.360%, 4/15/2024	12,831,700
13,545,000	HCA, Inc., MTN, 7.580%, 9/15/2025	6,256,991
8,112,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,596,763
11,370,000	Hospira, Inc., 6.050%, 3/30/2017	9,234,919
176,070,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	162,705,230
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(e)	2,747,124
1,900,000	Tenet Healthcare Corp., 6.500%, 6/01/2012	1,444,000
31,009,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	15,194,410
1,570,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	1,118,625
4,480,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	3,606,400
50,000,000	WellPoint, Inc., 6.375%, 6/15/2037	46,453,100
		389,802,814

	Home Construction — 1.8%
2,840,000	Centex Corp., 5.250%, 6/15/2015	1,760,800
43,470,000	D.R. Horton, Inc., 5.250%, 2/15/2015	27,386,100
4,335,000	D.R. Horton, Inc., 5.625%, 9/15/2014	2,991,150
1,625,000	D.R. Horton, Inc., 6.500%, 4/15/2016	1,023,750
16,160,000	D.R. Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	10,342,400
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	8,110,800
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,572,500
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	425,700
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	358,150
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	1,255,800
16,075,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2016	3,697,250
6,040,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	1,630,800
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	672,300
1,685,000	KB Home, 5.750%, 2/01/2014	1,061,550
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	5,004,000
5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	3,541,050
11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	6,619,275
3,495,000	Lennar Corp., 7.625%, 3/01/2009	3,460,050
23,885,000	Lennar Corp., Series A, 6.500%, 4/15/2016	14,569,850
2,720,000	Lennar Corp., Series B, 5.125%, 10/01/2010	2,203,200
16,755,000	Lennar Corp., Series B, 5.500%, 9/01/2014	10,555,650
5,970,000	Lennar Corp., Series B, 5.600%, 5/31/2015	3,641,700
4,240,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,883,200
46,260,000	Pulte Homes, Inc., 6.000%, 2/15/2035	23,592,600
13,190,000	Pulte Homes, Inc., 6.375%, 5/15/2033	6,990,700
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	3,049,769
5,245,000	Toll Corp., 8.250%, 12/01/2011	4,772,950
		153,173,044

	Independent Energy — 1.8%
37,190,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	32,850,262
45,910,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	36,215,369
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	3,490,414
14,650,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	11,207,250
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	16,336,800
15,054,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	6,021,600
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	4,578,975

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$7,175,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	$4,977,950
1,760,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,230,947
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	3,019,242
9,170,000	Talisman Energy, Inc., 5.850%, 2/01/2037	6,378,524
24,260,000	Talisman Energy, Inc., 6.250%, 2/01/2038	17,614,992
8,885,000	XTO Energy, Inc., 6.750%, 8/01/2037	8,321,371
		152,243,696

	Industrial Other — 0.1%
20,000,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	6,600,000

	Life Insurance — 0.1%
8,000,000	ASIF Global Financing XXVII, 144A, 2.380%, 2/26/2009, (SGD)	4,037,691

	Local Authorities — 0.8%
131,890,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	72,112,176

	Media Cable — 3.0%
49,030,000	Comcast Corp., 5.650%, 6/15/2035	43,589,190
12,560,000	Comcast Corp., 6.500%, 11/15/2035	12,500,214
161,264,000	Comcast Corp., 6.950%, 8/15/2037	169,819,378
400,000	CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018	314,000
250,000	CSC Holdings, Inc., Series B, Senior Note, 8.125%, 7/15/2009	248,750
10,000,000	Shaw Communications, Inc., 5.700%, 3/02/2017, (CAD)	7,085,379
17,959,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	17,291,015
1,000,000	Virgin Media Finance PLC, 9.125%, 8/15/2016	740,000
5,070,000	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	5,139,023
		256,726,949

	Media Non-Cable — 0.9%
14,215,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	1,563,650
4,970,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	596,400
14,910,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016	1,714,650
2,080,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	301,600
585,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018	70,200
225,000	Intelsat Corp., 6.875%, 1/15/2028	127,125
46,000,000	News America, Inc., 6.150%, 3/01/2037	42,919,288
11,140,000	News America, Inc., 6.200%, 12/15/2034	10,165,773
14,360,000	News America, Inc., 6.400%, 12/15/2035	13,272,345
4,335,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	585,225
1,910,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	257,850
470,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	70,500
4,845,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	726,750
13,985,000	Tribune Co., MTN, 5.250%, 8/15/2015(c)	629,325
		73,000,681

	Metals & Mining — 0.3%
9,785,000	Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	3,718,300
2,450,000	OI European Group BV, 144A, 6.875%, 3/31/2017, (EUR)	2,486,103
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	4,576,726
5,850,000	United States Steel Corp., 6.650%, 6/01/2037	2,985,495
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	11,201,110
		24,967,734

	Non-Captive Consumer — 3.7%
4,900,000	American General Finance Corp., MTN, 5.750%, 9/15/2016	1,844,718
229,130,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	99,161,277
1,575,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	448,875
109,950(†††)	SLM Corp., 6.000%, 12/15/2043	1,136,608
4,700,000	SLM Corp., EMTN, 4.750%, 3/17/2014, (EUR)	3,789,274
20,590,000	SLM Corp., MTN, 5.050%, 11/14/2014	13,702,419
1,450,000	SLM Corp., MTN, 5.125%, 8/27/2012	1,085,121
3,675,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	3,326,584
3,485,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	3,024,516
51,943,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	37,166,255
37,670,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	23,898,187
13,370,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,824,668
19,605,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	14,372,916
22,420,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	15,130,675

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer — continued
$1,390,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	$1,051,443
28,150,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	17,077,085
6,100,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)	3,131,155
88,180,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	69,716,960
		317,888,736

	Non-Captive Diversified — 9.0%
6,067,000	CIT Group Funding Co. of Canada, 5.200%, 6/01/2015	4,259,356
90,000	CIT Group, Inc., 4.750%, 12/15/2010	79,224
461,000	CIT Group, Inc., 5.400%, 2/13/2012	371,938
365,000	CIT Group, Inc., 5.400%, 1/30/2016	254,145
2,000,000	CIT Group, Inc., 5.600%, 4/27/2011	1,688,580
3,581,000	CIT Group, Inc., 5.800%, 10/01/2036	2,365,086
7,000	CIT Group, Inc., 5.850%, 9/15/2016	4,929
132,159,009	CIT Group, Inc., 12.000%, 12/18/2018	101,762,437
15,060,000	CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	11,783,409
15,150,000	CIT Group, Inc., EMTN, 4.650%, 9/19/2016, (EUR)	11,439,129
4,855,000	CIT Group, Inc., EMTN, 5.000%, 5/13/2014, (EUR)	3,843,122
10,500,000	CIT Group, Inc., EMTN, 5.500%, 12/20/2016, (GBP)	8,127,996
60,000	CIT Group, Inc., GMTN, 4.250%, 2/01/2010	55,007
18,360,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	15,109,479
1,914,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	1,391,101
341,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	240,064
20,730,000	CIT Group, Inc., MTN, 4.250%, 3/17/2015, (EUR)	15,654,745
3,065,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	2,187,601
20,350,000	CIT Group, Inc., MTN, 5.500%, 12/01/2014, (GBP)	15,705,111
934,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	590,274
724,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	503,434
74,490,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	62,882,149
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	4,470,495
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	40,088,512
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)(e)(j)	41,284,504
30,350,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	16,937,914
115,000,000	General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012, (SGD)	72,314,586
243,057,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)(e)(j)	126,616,449
7,187,000	GMAC LLC, 4.750%, 9/14/2009	6,612,040
43,074,000	GMAC LLC, 5.380%, 6/06/2011	32,305,500
3,390,000	GMAC LLC, 5.750%, 9/27/2010	2,983,200
34,490,000	GMAC LLC, 6.000%, 12/15/2011	27,900,341
311,000	GMAC LLC, 6.630%, 12/17/2010	242,580
15,206,000	GMAC LLC, 6.630%, 5/15/2012	11,834,526
22,211,000	GMAC LLC, 6.750%, 12/01/2014	15,259,401
4,169,687	GMAC LLC, 6.875%, 9/15/2011	3,416,058
2,947,000	GMAC LLC, 6.875%, 8/28/2012	2,262,058
7,702,000	GMAC LLC, 7.000%, 2/01/2012	6,150,047
17,038,000	GMAC LLC, 7.500%, 12/31/2013	11,926,600
32,711,000	GMAC LLC, 8.000%, 12/31/2018	16,355,500
25,955,000	GMAC LLC, 8.000%, 11/01/2031	15,427,392
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	10,956,330
5,255,000	iStar Financial, Inc., 5.375%, 4/15/2010	2,417,300
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	948,150
19,110,000	iStar Financial, Inc., 5.650%, 9/15/2011	6,115,200
1,530,000	iStar Financial, Inc., 5.700%, 3/01/2014	474,300
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	1,414,000
4,815,000	iStar Financial, Inc., 5.850%, 3/15/2017	1,444,500
8,815,000	iStar Financial, Inc., 5.875%, 3/15/2016	2,512,275
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	1,268,500
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	10,890,300
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	623,000

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	$14,052,150
		767,802,024
	Oil Field Services — 0.3%
22,930,000	North American Energy Partners, Inc., Senior Note, 8.750%, 12/01/2011	17,426,800
11,855,000	Weatherford International Ltd., 6.500%, 8/01/2036	8,899,110
		26,325,910

	Packaging — 0.4%
33,261,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	29,602,290

	Paper — 2.5%
250,000	Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	21,875
8,125,000	Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	609,375
12,310,000	Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	861,700
2,960,000	Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	207,200
39,846,000	Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	2,789,220
750,000	Avenor, Inc., 10.850%, 11/30/2014, (CAD)	109,599
2,685,000	Bowater, Inc., 6.500%, 6/15/2013	268,500
7,955,000	Domtar Corp., 5.375%, 12/01/2013	4,932,100
11,720,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	7,149,200
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	7,427,200
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015	91,200
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	26,727,750
15,555,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	10,499,625
18,378,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	12,680,820
149,788,000	International Paper Co., 7.950%, 6/15/2018	118,386,444
3,995,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013	699,125
100,000	Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017	18,000
14,140,000	Westvaco Corp., 7.950%, 2/15/2031	9,742,827
12,655,000	Westvaco Corp., 8.200%, 1/15/2030	9,631,518
		212,853,278

	Pharmaceuticals — 0.9%
20,522,000	Astrazeneca PLC, 6.450%, 9/15/2037	23,326,947
41,300,000	Elan Finance PLC, 8.875%, 12/01/2013	21,476,000
50,820,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	29,983,800
		74,786,747

	Pipelines — 2.2%
766,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	637,605
340,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	292,907
19,745,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	14,342,492
15,685,000	El Paso Corp., 6.950%, 6/01/2028	9,481,708
1,500,000	El Paso Corp., 7.420%, 2/15/2037	903,876
750,000	El Paso Corp., MTN, 7.800%, 8/01/2031	488,627
1,000,000	El Paso Energy Corp., MTN, 7.750%, 1/15/2032	649,121
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	4,339,721
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	6,380,062
13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	11,150,898
500,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	348,099
4,663,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	3,473,935
10,498,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	7,821,010
81,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	73,554,852
3,425,000	ONEOK Partners LP, 6.650%, 10/01/2036	2,653,776
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	16,516,117
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	30,777,371
5,272,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	4,033,797
600,000	Williams Cos., Inc., 7.875%, 9/01/2021	459,000
965,000	Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031	661,025
4,030,000	Williams Cos., Inc., Series A, 7.500%, 1/15/2031	2,700,100
		191,666,099

	Property & Casualty Insurance — 0.8%
4,785,000	Allstate Corp., 5.950%, 4/01/2036	4,050,952
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,359,894
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	10,430,401
9,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	6,685,543

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — continued
$6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 144A, 14.000%, 1/15/2033	$3,100,800
4,000,000	Travelers Cos., Inc. (The), 6.750%, 6/20/2036	4,164,200
31,135,000	Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	29,935,400
1,000,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	946,377
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	7,762,656
		69,436,223

	Railroads — 0.5%
2,700,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,866,832
16,410,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	11,572,102
5,000,000	CSX Corp., 6.250%, 3/15/2018	4,598,870
32,889,000	CSX Corp., MTN, 6.000%, 10/01/2036	26,049,272
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(e)	541,910
		44,628,986

	REITs — 0.7%
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	18,167,500
2,935,000	Colonial Realty LP, 6.050%, 9/01/2016	1,710,242
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	2,013,404
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	2,334,783
45,430,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	28,102,726
1,880,000	ProLogis, 5.625%, 11/15/2015	921,200
1,535,000	ProLogis, 5.750%, 4/01/2016	765,526
1,500,000	Simon Property Group LP, 5.250%, 12/01/2016	958,475
2,435,000	Simon Property Group LP, 5.750%, 12/01/2015	1,590,527
		56,564,383

	Restaurants — 0.0%
1,250,000	McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	895,789

	Retailers — 4.3%
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018	3,109,090
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,402,645
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	472,500
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	133,875
3,325,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	1,080,625
2,045,000	Home Depot, Inc., 5.400%, 3/01/2016	1,830,111
122,318,000	Home Depot, Inc., 5.875%, 12/16/2036	95,909,789
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,446,114
350,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	246,449
3,330,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	2,192,432
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,629,949
72,355,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	43,796,337
1,095,000	Lowe’s Cos., Inc., 5.500%, 10/15/2035	882,897
40,440,000	Lowe’s Cos., Inc., 6.650%, 9/15/2037	38,549,632
17,705,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	9,969,792
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	6,664,932
2,365,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	1,290,325
6,365,000	Marks & Spencer PLC, 144A, 7.125%, 12/01/2037	3,021,618
7,793,000	Target Corp., 6.500%, 10/15/2037	6,691,623
134,773,000	Target Corp., 7.000%, 1/15/2038	124,906,943
32,675,000	Toys R Us, Inc., 7.375%, 10/15/2018	11,763,000
8,355,000	Toys R Us, Inc., 7.875%, 4/15/2013	3,258,450
10,270,000	Woolworth Corp., 8.500%, 1/15/2022	7,805,200
		370,054,328

	Sovereigns — 7.7%
130,000,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	108,577,643
28,000,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	24,355,350
19,555,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	17,080,885
21,565,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	17,855,541
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	23,260,172
62,140,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	56,559,732
2,724,600,000	Indonesia Treasury Bond, Zero Coupon, 11/20/2012, (IDR)	16,038,320
10,000,000,000	Indonesia Treasury Bond, 10.000%, 2/15/2028, (IDR)	757,661
104,626,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2022, (IDR)	8,300,969
4,125,000(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	31,162,761

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — continued
18,686,981(††)	Mexican Fixed Rate Bonds, Series M-20, Series M-20, 8.000%, 12/07/2023, (MXN)	$132,050,977
79,755,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	58,601,625
9,922,000	Republic of Brazil, 8.250%, 1/20/2034	12,129,645
6,000,000	Republic of Brazil, 8.875%, 4/15/2024	7,440,000
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	21,882,504
140,235,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	63,141,831
107,840,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	47,862,093
894,675,000	Republic of Iceland, 7.000%, 3/17/2010, (ISK)	4,971,304
1,198,590,000	Republic of Iceland, 8.500%, 6/12/2009, (ISK)	6,956,103
		658,985,116

	Supermarkets — 0.8%
72,681,000	Albertson’s, Inc., 7.450%, 8/01/2029	46,879,245
19,060,000	Albertson’s, Inc., 7.750%, 6/15/2026	11,626,600
4,895,000	Albertson’s, Inc., 8.000%, 5/01/2031	2,937,000
1,510,000	Albertson’s, Inc., 8.700%, 5/01/2030	973,950
13,242,000	Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	7,018,260
		69,435,055

	Supranational — 3.0%
175,000,000	Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	1,038,115
128,250,000	European Investment Bank, Zero Coupon, 3/10/2021, (AUD)	49,986,963
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	7,372,963
413,529,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR)(e)	18,081,461
134,330,000	European Investment Bank, EMTN, 144A, 4.600%, 1/30/2037, (CAD)	107,868,785
80,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/11/2009, (BRL)	31,303,602
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	12,475,609
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	15,569,149
1,385,900,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	7,955,231
62,300,000	Nordic Investment Bank, EMTN, 11.250%, 4/16/2009, (ISK)	361,581
		252,013,459

	Technology — 2.5%
1,190,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	856,800
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	28,668,142
300,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	279,400
10,070,000	Amkor Technology, Inc., 7.750%, 5/15/2013	5,739,900
6,950,000	Amkor Technology, Inc., Senior Note, 7.125%, 3/15/2011	4,673,875
4,640,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,788,221
30,125,000	Avnet, Inc., 5.875%, 3/15/2014	25,310,302
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	27,283,245
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	9,368,283
6,225,000	Corning, Inc., 5.900%, 3/15/2014	5,430,497
6,220,000	Corning, Inc., 6.200%, 3/15/2016	5,316,663
6,150,000	Corning, Inc., 6.850%, 3/01/2029	4,751,693
4,725,000	Corning, Inc., 7.250%, 8/15/2036	3,806,441
14,385,000	Equifax, Inc., 7.000%, 7/01/2037	9,000,493
29,605,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	12,138,050
41,104,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	16,441,600
2,840,000	Lucent Technologies, Inc., 6.500%, 1/15/2028	1,107,600
9,739,000	Motorola, Inc., 5.220%, 10/01/2097	3,238,363
9,345,000	Motorola, Inc., 6.500%, 9/01/2025	4,625,280
17,028,000	Motorola, Inc., 6.500%, 11/15/2028	7,522,528
18,715,000	Motorola, Inc., 6.625%, 11/15/2037	8,796,050
9,365,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026	561,900
11,770,000	Nortel Networks Ltd., 6.875%, 9/01/2023	706,200
25,890,000	Nortel Networks Ltd., 10.125%, 7/15/2013	6,472,500
285,000	Samsung Electronics Co. Ltd., 144A, 7.700%, 10/01/2027	297,475
18,050,000	Xerox Capital Trust I, Guaranteed Note, 8.000%, 2/01/2027	12,326,164
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	1,291,672
		209,799,337

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Textile — 0.0%
$7,515,000	Kellwood Co., 7.625%, 10/15/2017(e)	$676,350

	Tobacco — 1.6%
78,335,000	Altria Group, Inc., 8.500%, 11/10/2013	81,135,006
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	42,015,093
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	9,023,145
		132,173,244

	Transportation Services — 0.5%
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(e)	5,544,744
17,574,841	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 1/02/2014(g)	13,532,627
9,128,302	Atlas Air, Inc., Series 1999-1, Class A1, 7.200%, 1/02/2019	6,389,812
320,321	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 7/02/2009	262,664
12,740,207	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 1/02/2015(g)	9,555,155
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 1/02/2011(g)	2,609,506
5,323,737	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(g)	4,631,651
6,862,758	Atlas Air, Inc., Series C, 8.010%, 1/02/2010(g)	3,225,496
		45,751,655

	Wireless — 1.8%
8,524,000	ALLTEL Corp., 6.800%, 5/01/2029	7,415,880
58,210,000	ALLTEL Corp., Senior Note, 7.875%, 7/01/2032	56,754,750
29,340,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	12,322,800
14,066,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	5,978,050
38,855,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	16,319,100
2,085,000	Rogers Wireless, Inc., 7.625%, 12/15/2011, (CAD)	1,752,397
2,525,000	Rogers Wireless, Inc., Senior Secured Note, 6.375%, 3/01/2014	2,400,257
20,886,000	Sprint Capital Corp., 6.875%, 11/15/2028	12,427,170
23,865,000	Sprint Capital Corp., 6.900%, 5/01/2019	16,944,150
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	7,972,845
28,355,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	11,625,550
1,285,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,270,135
		153,183,084

	Wirelines — 6.6%
10,245,000	AT&T Corp., 6.500%, 3/15/2029	9,923,030
7,605,000	AT&T, Inc, 6.700%, 11/15/2013	8,056,144
8,500,000	AT&T, Inc., 6.150%, 9/15/2034	8,736,215
125,100,000	AT&T, Inc., 6.500%, 9/01/2037	134,731,449
4,370,000	Bell Canada, 144A, 6.550%, 5/01/2029, (CAD)	2,867,279
5,925,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	4,054,390
8,445,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	6,019,927
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	20,921,110
860,000	Bell South Corp., 6.550%, 6/15/2034	872,039
425,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	327,250
5,330,000	Embarq Corp., 7.995%, 6/01/2036	3,597,750
35,260,000	Frontier Communications Corp., 7.875%, 1/15/2027	20,450,800
5,790,000	GTE Corp., 6.940%, 4/15/2028	5,357,892
525,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)	2,625
8,098,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	9,146,618
1,800,000	Koninklijke (Royal) KPN NV, EMTN, 4.000%, 6/22/2015, (EUR)	2,214,223
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,516,788
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	16,379,675
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	7,545,800
3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	2,940,943
32,155,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	20,096,875
16,335,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	10,699,425
42,460,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	25,476,000
10,675,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	7,098,875
32,400,000	Qwest Corp., 6.875%, 9/15/2033	19,278,000
1,290,000	Qwest Corp., 7.200%, 11/10/2026	832,050
3,689,000	Qwest Corp., 7.250%, 9/15/2025	2,471,630
2,598,000	Qwest Corp., 7.500%, 6/15/2023	1,818,600
5,470,000	SK Broadband Co. Ltd., 144A, 7.000%, 2/01/2012	4,485,400

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$23,000,000	Telecom Italia Capital, 6.000%, 9/30/2034	$15,870,000
19,635,000	Telecom Italia Capital, 6.375%, 11/15/2033	13,744,500
89,992,000	Telefonica Emisiones SAU, Guaranteed Note, 7.045%, 6/20/2036	98,229,058
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	21,983,028
41,882,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	41,670,496
6,230,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,535,577
12,050,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	10,065,245
		564,016,706
	Total Non-Convertible Bonds (Identified Cost $9,403,882,078)	6,949,247,137

Convertible Bonds — 3.2%
	Healthcare — 0.2%
26,280,000	Affymetrix, Inc., 3.500%, 1/15/2038	10,150,650
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	9,003,750
		19,154,400

	Industrial Other — 0.2%
30,860,000	Incyte Corp., 3.500%, 2/15/2011	16,394,375

	Media Non-Cable — 0.1%
7,818,747	Liberty Media LLC, 3.500%, 1/15/2031	2,257,663
7,716,000	Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	3,780,840
		6,038,503

	Non-Captive Diversified — 0.1%
44,035,000	iStar Financial, Inc., 4.383%, 10/01/2012(b)	12,770,150

	Pharmaceuticals — 1.0%
5,111,000	EPIX Pharmaceuticals, Inc., Senior Note, 3.000%, 6/15/2024(e)(j)	1,022,200
36,525,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	9,953,063
24,081,000	Nektar Therapeutics, 3.250%, 9/28/2012	14,147,588
22,735,000	Valeant Pharmaceuticals International, Subordinated Note, 3.000%, 8/16/2010	20,518,337
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	24,412,030
11,035,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	15,090,362
		85,143,580

	REITs — 0.2%
22,413,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	14,484,401

	Technology — 0.3%
12,755,000	Avnet, Inc., 2.000%, 3/15/2034	12,547,731
7,105,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,206,131
3,880,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	2,580,200
4,196,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(e)	3,147,000
745,000	Nortel Networks Corp., 1.750%, 4/15/2012	106,163
30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014	4,307,380
311,000	Richardson Electronics Ltd., 7.750%, 12/15/2011	264,350
		26,158,955

	Textile — 0.0%
121,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	108,900

	Transportation Services — 0.0%
403,000	Preston Corp., Subordinated Note, 7.000%, 5/01/2011	302,250

	Wireless — 0.1%
625,000	Nextel Communications, Inc., Senior Note, 5.250%, 1/15/2010	541,406
15,695,000	NII Holdings, Inc., 3.125%, 6/15/2012	9,515,094
		10,056,500

	Wirelines — 1.0%
35,110,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	21,812,088
33,440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	11,787,600
12,604,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	5,246,415
28,648,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	26,069,680
35,920,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	25,144,000
		90,059,783
	Total Convertible Bonds (Identified Cost $455,653,068)	280,671,797

Municipals — 1.1%
	Alabama — 0.0%
3,270,000	Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	2,937,114

	California — 0.5%
3,435,000	San Diego Unified School District (Election 1998), Series F-1, (FSA insured), 4.500%, 7/01/2029	2,911,918

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	California — continued
$1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	$975,314
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (MBIA insured), 3.750%, 8/01/2028	2,524,101
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,266,011
14,415,000	State of California, 4.500%, 10/01/2029	11,641,698
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,339,891
3,620,000	State of California, 4.500%, 8/01/2030	2,885,538
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	1,750,254
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	9,745,755
895,000	University of California Regents Medical Center, Series A, (MBIA insured), 4.750%, 5/15/2031	772,081
		40,812,561

	District of Columbia — 0.0%
3,270,000	District of Columbia, Series A, (FGIC insured), 4.750%, 6/01/2036	2,715,146

	Florida — 0.1%
3,270,000	Florida State Turnpike Authority (Department of Transportation), Series A, (MBIA insured), 3.500%, 7/01/2027	2,362,477
5,185,000	Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, (MBIA insured), 4.750%, 10/01/2041	4,279,077
		6,641,554

	Illinois — 0.1%
5,650,000	Chicago Board of Education, Series B, (FSA insured), 4.750%, 12/01/2031	4,938,496
1,725,000	Chicago O’Hare International Airport, Series A, (FSA insured), 4.500%, 1/01/2038	1,340,135
		6,278,631

	Louisiana — 0.0%
3,270,000	State of Louisiana, Series C, (FSA insured), 3.250%, 5/01/2026	2,301,524

	Massachusetts — 0.0%
3,275,000	Massachusetts School Building Authority, Series A, (AMBAC insured), 4.750%, 8/15/2032	2,862,285

	Michigan — 0.1%
1,975,000	Grosse Pointe Public School System, (FGIC insured), 3.000%, 5/01/2027	1,376,437
13,095,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(e)	7,598,505
		8,974,942

	Nebraska — 0.1%
8,175,000	Omaha Public Power District, Series AA, (FGIC insured), 4.500%, 2/01/2034	6,866,591

	Texas — 0.1%
9,320,000	County of Harris TX, Series B, 4.500%, 10/01/2031	8,350,813

	Wisconsin — 0.1%
2,235,000	Green Bay Wisconsin Water System Revenue, (FSA insured), 3.500%, 11/01/2026	1,730,717
2,410,000	Green Bay Wisconsin Water System Revenue, (FSA insured), 3.500%, 11/01/2029	1,773,688
835,000	Wisconsin Housing & Economic Development Authority, Series E, 4.900%, 11/01/2035	657,946
		4,162,351
	Total Municipals (Identified Cost $107,559,350)	92,903,512
	Total Bonds and Notes (Identified Cost $9,967,094,496)	7,322,822,446

Bank Loans — 0.7%
	Automotive — 0.3%
115,304,271	Chrysler LLC, First Lien Term Loan, 6.200%, 8/03/2013(h)	24,790,418

	Consumer Products — 0.0%
5,969,152	Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	1,492,288

	Food & Beverage — 0.0%
361,942	Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(h)	252,154
518,392	Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(h)	361,148
2,344,632	Dole Food Co., Inc., Tranche C Term Loan, 4.701%, 4/12/2013(h)	1,633,435
		2,246,737

	Media Non-Cable — 0.1%
31,027,629	Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(h)	9,419,057
2,797,946	Tribune Co., Tranche X, 7.084%, 6/04/2009(h)	779,424
		10,198,481

	Oil Field Services — 0.0%
2,485,000	Dresser, Inc., Second Lien Term Loan, 7.986%, 5/04/2015(h)	1,283,925

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$1,230,373	Dresser, Inc., Term Loan B, 4.409%, 5/04/2014(h)	$766,928
		2,050,853

	Paper — 0.1%
4,760,453	Georgia-Pacific Corp., First Lien Term Loan, 4.108%, 12/20/2012(h) 3,891,670
1,828,924	Georgia-Pacific Corp., Term Loan B2, 3.312%, 12/20/2012(h)	1,495,145
		5,386,815

	Technology — 0.1%
11,508,166	Nuance Communications, Inc., Incremental Term Loan, 2.470%, 3/31/2013(h)	7,595,390

	Wirelines — 0.1%
16,722,131	Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(h)	6,354,410
	Total Bank Loans (Identified Cost $149,419,556)	60,115,392

Shares
Common Stocks — 3.5%
	Biotechnology — 0.1%
359,449	Vertex Pharmaceuticals, Inc.(g)	10,920,061

	Communications Equipment — 0.0%
41,343	Corning, Inc.	393,999

	Containers & Packaging — 0.2%
460,656	Owens-Illinois, Inc.(g)	12,589,728

	Electric Utilities — 0.1%
282,500	Duke Energy Corp.	4,240,325

	Food Products — 0.4%
2,309,175	ConAgra Foods, Inc.	38,101,388

	Household Durables — 0.1%
477,725	KB Home	6,506,614
549,450	Lennar Corp., Class A	4,763,732
		11,270,346

	Oil, Gas & Consumable Fuels — 0.2%
846,398	Chesapeake Energy Corp.	13,686,256
141,249	Spectra Energy Corp.	2,223,259
		15,909,515

	Pharmaceuticals — 2.0%
7,238,800	Bristol-Myers Squibb Co.	168,302,100
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	97,400
		168,399,500

	REITs — 0.4%
253,268	Apartment Investment & Management Co., Class A	2,925,245
889,730	Associated Estates Realty Corp.	8,123,235
182,500	Developers Diversified Realty Corp.	890,600
460,000	Equity Residential	13,717,200
117,700	Simon Property Group, Inc.	6,253,401
		31,909,681

	Thrifts & Mortgage Finance — 0.0%
4,794,025	Federal Home Loan Mortgage Corp. (g)(i)	3,499,638
	Total Common Stocks (Identified Cost $433,087,909)	297,234,181

Preferred Stocks — 1.2%
	Automotive — 0.2%
1,458,359	Ford Motor Co. Capital Trust II Convertible, 6.500%	13,168,982
79,502	General Motors Corp., Convertible, 6.250%	254,406
		13,423,388

	Banking — 0.1%
11,795	Bank of America Corp., Convertible, 7.250%	7,666,750

	Capital Markets — 0.0%
73,204	Lehman Brothers Holdings, Inc., 5.670%(c)	293
77,610	Lehman Brothers Holdings, Inc., 5.940%(c)	8
39,450	Lehman Brothers Holdings, Inc., 6.000%(c)	197
340,116	Lehman Brothers Holdings, Inc., 6.500%(c)	510
28,950	Lehman Brothers Holdings, Inc., 7.250%(c)	14,475
357,592	Lehman Brothers Holdings, Inc., 7.950%(c)	536
35,000	Merrill Lynch & Co., Inc., 6.375%	522,550
81,975	Newell Financial Trust I, Convertible, 5.250%	2,049,375
		2,587,944

	Commercial Banks — 0.1%
5,933	Wachovia Corp., Series L, Class A, 7.500%	4,449,750

	Diversified Consumer Services — 0.0%
332,275	Six Flags, Inc., 7.250%	239,238

	Diversified Financial Services — 0.2%
552,770	CIT Group, Inc., 6.350%	7,130,733
5,000	CIT Group, Inc., Convertible, 8.750%	144,300
36,912	Preferred Blocker, Inc., 9.000%	9,228,000
129,508	Sovereign Capital Trust IV, Convertible, 4.375%	2,460,652
		18,963,685

	Electric Utilities — 0.2%
370,577	AES Trust III, Convertible, 6.750%	14,022,634
107,725	CMS Energy Trust I, Convertible, 7.750%(e)(j)	3,231,750
393	Entergy New Orleans, Inc., 4.750%	33,012
		17,287,396

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Machinery — 0.0%
171,240	United Rentals Trust I, Convertible, 6.500%	$2,568,600

	Oil, Gas & Consumable Fuels — 0.1%
52,020	Chesapeake Energy Corp., Convertible, 4.500%	3,108,195
158,777	El Paso Energy Capital Trust I, Convertible, 4.750%	4,058,737
		7,166,932

	REITs — 0.0%
42,700	FelCor Lodging Convertible, 7.800%	288,225

	Semiconductors & Semiconductor Equipment — 0.1%
32,320	Lucent Technologies Capital Trust I, Convertible, 7.750%	9,921,917

	Thrifts & Mortgage Finance — 0.2%
389,800	Countrywide Capital IV, 6.750%	6,470,680
75,100	Federal Home Loan Mortgage Corp., 5.000%(g)(i)	40,554
1,741,500	Federal Home Loan Mortgage Corp., 5.570%(g)(i)	557,280
444,350	Federal Home Loan Mortgage Corp., 5.660%(g)(i)	222,175
120,695	Federal Home Loan Mortgage Corp., 5.700%(g)(i)	63,968
283,000	Federal Home Loan Mortgage Corp., 5.790%(g)(i)	209,420
81,450	Federal Home Loan Mortgage Corp., 5.810%(g)(i)	44,798
219,750	Federal Home Loan Mortgage Corp., 5.900%(g)(i)	63,706
96,600	Federal Home Loan Mortgage Corp., 6.000%(g)(i)	62,790
89,300	Federal Home Loan Mortgage Corp., 6.420%(g)(i)	53,580
392,116	Federal Home Loan Mortgage Corp., 6.550%(g)(i)	117,635
3,856,103	Federal Home Loan Mortgage Corp., 8.375%(g)(i)	1,503,880
192,100	Federal National Mortgage Association, 4.750%(g)(i)	197,863
144,900	Federal National Mortgage Association, 5.125%(g)(i)	144,900
104,850	Federal National Mortgage Association, 5.375%(g)(i)	120,577
56,600	Federal National Mortgage Association, 5.810%(g)(i)	69,052
87,300	Federal National Mortgage Association, 6.750%(g)(i)	56,745
6,747,525	Federal National Mortgage Association, 8.250%(g)(i)	5,600,446
		15,600,049
	Total Preferred Stocks (Identified Cost $499,510,896)	100,163,874

Closed-End Investment Companies — 0.3%
199,046	BlackRock Senior High Income Fund, Inc.	477,711
1,033,275	Dreyfus High Yield Strategies	2,304,203
177,910	DWS High Income Trust	515,939
860,000	Highland Credit Strategies Fund	4,902,000
110,211	Morgan Stanley Emerging Markets Debt Fund, Inc.	779,192
141,612	Van Kampen High Income Trust II	252,069
2,055,800	Western Asset High Income Opportunity Fund, Inc.	8,182,084
1,368,400	Western Asset Managed High Income Fund, Inc.	5,829,384
	Total Closed-End Investment Companies (Identified Cost $41,292,759)	23,242,582

Shares/ Principal Amount (‡)
Short-Term Investments — 6.3%
946,700	State Street Navigator Securities Lending Prime Portfolio(l)	946,700
$604,854	Repurchase Agreement with State Street Corp., dated 12/31/2008 at 0.010% to be repurchased at $604,854 on 1/02/2009, collateralized by $604,854 U.S. Treasury Bond, due 2/05/2009 valued at $604,984 including accrued interest (k)	604,854
538,555,285

Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008 at 0.000% to be repurchased at $538,555,285 on 1/02/2008, collateralized by $100,000,000 Federal Home Loan Bank Discount Notes, due 5/20/2009 valued at $99,875,000; $150,000,000 Federal Home Loan Bank, 4.250% due 5/15/2009 valued at $153,000,000; $64,705,000 Federal Home Loan Bank, 5.250% due 6/12/2009 valued at $66,241,744; $31,160,000 Federal Home Loan Bank, 5.375% due 7/17/2009 valued at $32,718,000; $147,850,000 Federal Home Loan Bank, 2.275% due 4/24/2009 valued at $150,991,813; $6,785,000 Federal Home Loan Mortgage Corp., 6.625% due 9/15/2009 valued at $7,175,138; $39,380,000 Federal Home Loan Bank Discount Notes, due 3/31/2009 valued at $39,330,775 including accrued interest (k)

		$538,555,285
	Total Short-Term Investments (Identified Cost $540,106,839)	540,106,839

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Total Investments — 97.6% (Identified Cost $11,630,512,455)(a)	8,343,685,314
Other assets less liabilities—2.4%	204,816,833

Net Assets — 100.0%	$8,548,502,147

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $11,635,396,103 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$88,429,933
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,380,140,722)

Net unrealized depreciation	$(3,291,710,789)

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.
(c)	Non-income producing due to bankruptcy filing.
(d)	All or a portion of this security was on loan to brokers at December 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value (including accrued interest) of the security on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2008 were $701,250 and $946,700, respectively.
(e)	Illiquid security. At December 31, 2008, the value of these securities amounted to $365,703,597 or 4.3% of net assets.
(f)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

76

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

(g)	Non-income producing security.
(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	Valued by management. At December 31, 2008, the value of these securities amounted to $172,154,903 or 2.0% of net assets.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	Represents investment of security lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At December 31, 2008, the value of these securities amounted to $729,459,980 or 8.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$920,740,354
Level 2—Other Significant Observable Inputs	6,779,804,326
Level 3—Significant Unobservable Inputs	643,140,634

Total	$8,343,685,314

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$217,545,454
Realized gain (loss)	(18,663,910)
Change in unrealized appreciation (depreciation)	(184,308,058)
Net purchases (sales)	128,344,951
Net reclassifications to/from Level 3	500,222,197

Balance as of December 31, 2008	$643,140,634

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Net Asset Summary at December 31, 2008 (Unaudited)

Non-Captive Diversified	9.1%
Wirelines	7.7
Sovereigns	7.7
Healthcare	4.8
Banking	4.8
Electric	4.6
Retailers	4.3
Pharmaceuticals	3.9
Non Captive Consumer	3.7
Media Cable	3.0
Supranational	3.0
Technology	2.9
Paper	2.5
Automotive	2.3
Pipelines	2.2
Other Investments, less than 2% each	24.8
Short-Term Investments	6.3

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

Currency Exposure at December 31, 2008 as a Percentage of Net Assets (Unaudited)

United States Dollar	77.4%
Canadian Dollar	4.9
New Zealand Dollar	2.8
Brazilian Real	2.7
Other, less than 2% each	9.8

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

LOOMIS SAYLES VALUE FUND – PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 94.3% of Net Assets

	Aerospace & Defense – 4.3%
104,340	Goodrich Corp.	$3,862,667
158,899	Northrop Grumman Corp.	7,156,811
87,553	United Technologies Corp.	4,692,841
		15,712,319

	Beverages – 3.5%
251,667	Dr Pepper Snapple Group, Inc.(b)	4,089,588
115,753	Molson Coors Brewing Co., Class B	5,662,637
137,394	Pepsi Bottling Group, Inc. (The)	3,092,739
		12,844,964

	Capital Markets – 3.8%
168,565	Ameriprise Financial, Inc.	3,937,679
169,489	Bank of New York Mellon Corp.	4,801,623
124,463	State Street Corp.	4,895,130
		13,634,432

	Chemicals – 2.5%
176,208	E.I. du Pont de Nemours & Co.	4,458,063
76,728	Praxair, Inc.	4,554,574
		9,012,637

	Commercial Banks – 4.0%
98,587	PNC Financial Services Group, Inc.	4,830,763
213,478	U.S. Bancorp	5,339,085
146,407	Wells Fargo & Co.	4,316,078
		14,485,926

	Communications Equipment – 1.2%
286,610	Nokia Oyj, Sponsored ADR	4,471,116

	Computers & Peripherals – 2.9%
194,081	Hewlett-Packard Co.	7,043,200
40,409	International Business Machines Corp.	3,400,821
		10,444,021

	Consumer Finance – 0.6%
223,203	Discover Financial Services	2,127,125

	Containers & Packaging – 2.5%
210,147	Owens-Illinois, Inc.(b)	5,743,317
130,009	Pactiv Corp.(b)	3,234,624
		8,977,941

	Diversified Financial Services – 4.4%
316,848	Bank of America Corp.	4,461,220
299,766	JPMorgan Chase & Co.	9,451,622
94,917	Leucadia National Corp.(b)	1,879,356
		15,792,198

	Diversified Telecommunication Services – 5.4%
560,373	AT&T, Inc.	15,970,631
126,725	CenturyTel, Inc.	3,463,394
		19,434,025

	Electric Utilities – 1.1%
120,054	American Electric Power Co., Inc.	3,995,397

	Electrical Equipment – 0.9%
227,916	ABB Ltd., Sponsored ADR	3,421,019

	Energy Equipment & Services – 1.2%
105,520	Tidewater, Inc.	4,249,290

	Food & Staples Retailing – 1.6%
105,381	Wal-Mart Stores, Inc.	5,907,659

	Food Products – 2.6%
282,261	ConAgra Foods, Inc.	4,657,307
180,645	Kraft Foods, Inc., Class A	4,850,318
		9,507,625

	Gas Utilities – 1.5%
166,033	Equitable Resources, Inc.	5,570,407

	Health Care Equipment & Supplies – 1.3%
125,060	Covidien Ltd.	4,532,174

	Health Care Providers & Services – 1.9%
256,136	UnitedHealth Group, Inc.	6,813,218

	Hotels, Restaurants & Leisure – 1.7%
98,770	McDonald’s Corp.	6,142,506

	Household Durables – 0.6%
196,485	Pulte Homes, Inc.	2,147,581

	Industrial Conglomerates – 3.3%
424,096	General Electric Co.	6,870,355
67,289	Siemens AG, Sponsored ADR	5,097,142
		11,967,497

	Insurance – 6.8%
199,495	Allstate Corp.	6,535,456
2,206	Berkshire Hathaway, Inc., Class B(b)	7,090,084
181,350	Metlife, Inc.	6,321,861
102,851	Travelers Cos., Inc. (The)	4,648,865
		24,596,266

	Media – 5.4%
176,689	Comcast Corp., Class A	2,982,510
319,641	DIRECTV Group, Inc. (The)(b)	7,322,975
256,216	News Corp., Class A	2,329,004
677,232	Time Warner, Inc.	6,812,954
		19,447,443

	Multi-Utilities & Unregulated Power – 2.8%
142,851	PG&E Corp.	5,529,762
156,065	Public Service Enterprise Group, Inc.	4,552,416
		10,082,178

	Oil, Gas & Consumable Fuels – 10.1%
183,434	ExxonMobil Corp.	14,643,536
129,347	Royal Dutch Shell PLC ADR	6,847,630
165,800	Total SA, Sponsored ADR	9,168,740
170,947	XTO Energy, Inc.	6,029,301
		36,689,207

	Paper & Forest Products – 0.9%
103,616	Weyerhaeuser Co.	3,171,686
	Personal Products – 0.9%
107,957	Estee Lauder Cos., Inc. (The), Class A	3,342,349

	Pharmaceuticals – 11.3%
327,114	Bristol-Myers Squibb Co.	7,605,401
100,345	Johnson & Johnson	6,003,641
107,585	Novartis AG, ADR	5,353,430
355,880	Pfizer, Inc.	6,302,635
460,001	Schering-Plough Corp.	7,833,817
210,644	Wyeth	7,901,257
		41,000,181

	Semiconductors & Semiconductor Equipment – 1.1%
404,625	Applied Materials, Inc.	4,098,851

	Software – 1.3%
246,030	Microsoft Corp.	4,782,823

	Specialty Retail – 0.9%
246,326	Gap, Inc. (The)	3,298,305
	Total Common Stocks (Identified Cost $435,396,332)	341,700,366

1

LOOMIS SAYLES VALUE FUND – PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments – 4.0%
$14,523,657	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $14,523,657 on 1/02/2009 collateralized by $14,350,000 Federal National Mortgage Association, 4.600% due 11/10/2011 with a value of $14,816,375, including accrued interest(c) (Identified Cost $14,523,657)	$14,523,657

	Total Investments - 98.3% (Identified Cost $449,919,989)(a)	356,224,023
	Other assets less liabilities — 1.7%	6,040,793
	Net Assets — 100.0%	$362,264,816

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2008, the net unrealized depreciation on investments based on a cost of $449,919,989 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,156,790
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(96,852,756)

Net unrealized depreciation	$(93,695,966)

At September 30, 2008 post-October capital loss deferrals were $12,052,896. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LOOMIS SAYLES VALUE FUND – PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$356,224,023
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$356,224,023

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Net Asset Summary at December 31, 2008 (Unaudited)

Pharmaceuticals	11.3%
Oil, Gas & Consumable Fuels	10.1
Insurance	6.8
Media	5.4
Diversified Telecommunication Services	5.4
Diversified Financial Services	4.4
Aerospace & Defense	4.3
Commercial Banks	4.0
Capital Markets	3.8
Beverages	3.5
Industrial Conglomerates	3.3
Computers & Peripherals	2.9
Multi-Utilities & Unregulated Power	2.8
Food Products	2.6
Chemicals	2.5
Containers & Packaging	2.5
Other Investments, less than 2% each	18.7
Short-Term Investments	4.0

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 26, 2009